Schedule of Investments (unaudited)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
29Metals Ltd.	1,031,395	$815,897
Abacus Property Group	2,786,298	4,933,590
Accent Group Ltd.	1,643,635	2,781,482
Adbri Ltd.	2,529,823	2,671,075
AGL Energy Ltd.	3,588,174	19,752,856
Allkem Ltd.(a)	3,080,549	25,298,999
ALS Ltd.	2,488,774	21,721,357
Altium Ltd.	650,111	16,572,139
Alumina Ltd.	13,098,235	13,293,930
AMP Ltd.	15,390,217	11,635,882
Ampol Ltd.	1,273,538	25,410,546
Ansell Ltd.	686,439	12,215,247
APA Group	6,235,932	42,575,389
APM Human Services International Ltd.	1,463,371	1,833,676
Arafura Rare Earths Ltd.(a)(b)	9,249,653	2,540,985
ARB Corp. Ltd.	499,132	10,662,884
Arena REIT	1,879,263	4,671,695
Argosy Minerals Ltd.(a)(b)	6,314,860	1,718,701
Aristocrat Leisure Ltd.	3,168,289	80,143,322
ASX Ltd.	1,035,093	47,106,589
Atlas Arteria Ltd.	7,662,386	33,314,725
AUB Group Ltd.	467,718	8,572,064
Aurizon Holdings Ltd.	9,727,514	22,116,936
Aussie Broadband Ltd.(a)(b)	997,460	2,198,176
Austal Ltd.	2,094,518	2,298,727
Australia & New Zealand Banking Group Ltd.	15,983,050	259,536,461
Australian Agricultural Co. Ltd.(a)	2,483,949	2,530,197
Australian Clinical Labs Ltd.(b)	579,802	1,360,412
Australian Ethical Investment Ltd.	447,348	965,518
AVZ Minerals Ltd.(a)(b)(c)	12,873,189	5,315,350
Bank of Queensland Ltd.	3,501,751	13,522,457
Bapcor Ltd.	2,073,541	9,048,090
Beach Energy Ltd.	9,260,440	9,114,946
Bega Cheese Ltd.	1,685,987	4,245,384
Bellevue Gold Ltd.(a)	5,232,531	4,912,058
Bendigo & Adelaide Bank Ltd.	2,987,963	17,202,432
BHP Group Ltd.	27,119,410	804,835,573
Blackmores Ltd.	91,321	5,768,438
BlueScope Steel Ltd.	2,461,249	32,714,211
Boral Ltd.(a)	2,050,795	5,629,149
Boss Energy Ltd. (a)	1,764,146	3,106,463
BrainChip Holdings Ltd.(a)(b)	8,299,536	2,246,691
Brambles Ltd.	7,336,377	69,496,215
Breville Group Ltd.(b)	539,832	7,415,936
Brickworks Ltd.	375,702	6,250,985
BWP Trust	3,124,837	8,054,985
Calix Ltd.(a)	747,198	2,353,071
Capricorn Metals Ltd.(a)	1,303,167	3,834,579
carsales.com Ltd.	1,955,303	31,007,782
Centuria Capital Group	2,338,723	2,679,747
Centuria Industrial REIT	2,895,858	6,022,241
Centuria Office REIT	982,602	929,982
Chalice Mining Ltd.(a)	1,809,967	9,622,485
Challenger Ltd.	3,038,255	12,226,016
Champion Iron Ltd.	1,762,365	7,657,236
Charter Hall Group	2,652,306	19,732,753
Charter Hall Long Wale REIT	3,530,029	10,218,661
Charter Hall Retail REIT	2,614,171	6,729,202
Security	Shares	Value

Australia (continued)
Charter Hall Social Infrastructure REIT	563,995	$1,134,557
Cleanaway Waste Management Ltd.	11,810,846	19,020,862
Clinuvel Pharmaceuticals Ltd.(b)	209,966	2,825,473
Cochlear Ltd.	348,790	57,190,252
Codan Ltd./Australia	564,812	2,743,605
Coles Group Ltd.	7,138,779	86,237,703
Collins Foods Ltd.	451,565	2,603,446
Commonwealth Bank of Australia	9,079,091	600,818,782
Computershare Ltd.	2,875,660	42,806,539
Core Lithium Ltd.(a)(b)	8,207,446	5,402,664
Coronado Global Resources Inc.(d)	4,026,541	4,439,517
Corporate Travel Management Ltd.(b)	724,459	10,136,090
Costa Group Holdings Ltd.	2,432,404	4,036,415
Credit Corp. Group Ltd.	359,542	4,329,451
Cromwell Property Group	11,580,873	4,388,391
CSL Ltd.	2,581,725	515,406,899
CSR Ltd.	2,949,106	10,324,001
Data#3 Ltd.	371,521	1,875,517
De Grey Mining Ltd.(a)(b)	7,183,334	7,709,966
Deterra Royalties Ltd.	2,316,709	7,103,882
Dexus	5,808,926	30,107,577
Dexus Industria REIT	327,748	607,311
Dicker Data Ltd.	220,836	1,195,081
Domain Holdings Australia Ltd.	2,063,574	4,602,391
Domino’s Pizza Enterprises Ltd.	322,722	10,862,674
Downer EDI Ltd.	3,734,706	8,835,319
Eagers Automotive Ltd.	773,963	7,308,899
Elders Ltd.	900,440	4,847,987
Endeavour Group Ltd./Australia	7,588,028	34,200,747
Evolution Mining Ltd.	9,739,934	22,966,560
EVT Ltd.	579,839	4,646,964
Firefinch Ltd.(a)(b)(c)	5,815,203	615,667
FleetPartners Group Ltd., NVS(b)	1,402,406	1,954,637
Flight Centre Travel Group Ltd.(a)(b)	834,417	10,957,345
Fortescue Metals Group Ltd.	9,088,200	127,158,631
G8 Education Ltd.	4,244,888	3,437,318
Gold Road Resources Ltd.	4,895,779	6,091,738
Goodman Group	9,033,190	116,452,544
Goulamina Holdings Pty Ltd.(a)	4,494,246	1,578,450
GPT Group (The)	10,198,334	29,988,423
GrainCorp Ltd., Class A	1,234,492	5,593,220
Grange Resources Ltd.(b)	2,693,344	1,105,449
Growthpoint Properties Australia Ltd.	549,997	1,192,202
GUD Holdings Ltd.	871,751	5,560,851
GWA Group Ltd.	1,577,333	1,842,535
Hansen Technologies Ltd.(b)	636,128	1,905,373
Harvey Norman Holdings Ltd.	3,475,197	8,346,057
Healius Ltd.	3,668,355	7,290,081
Helia Group Ltd.	2,482,842	5,215,417
Home Consortium Ltd.(b)	1,332,347	3,487,682
HomeCo Daily Needs REIT	7,813,672	6,246,133
HUB24 Ltd.	398,785	7,540,375
IDP Education Ltd.	1,097,809	20,624,283
IGO Ltd.	3,640,279	33,522,903
Iluka Resources Ltd.	2,253,943	16,561,894
Imdex Ltd.	878,654	1,214,155
Imugene Ltd.(a)(b)	28,828,135	2,406,517
Incitec Pivot Ltd.	10,209,221	21,751,926
Ingenia Communities Group	1,845,548	5,260,121
Inghams Group Ltd.	1,917,613	3,579,588

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Insignia Financial Ltd.	3,284,135	$6,518,245
Insurance Australia Group Ltd.	13,015,270	43,120,709
Integral Diagnostics Ltd.	571,928	1,198,111
InvoCare Ltd.	740,451	5,468,645
ionner Ltd.(a)	7,521,270	1,535,738
IPH Ltd.	1,406,690	7,609,735
IRESS Ltd.	1,054,711	7,246,906
James Hardie Industries PLC	2,378,894	53,085,255
JB Hi-Fi Ltd.	605,233	17,912,303
Jervois Global Ltd.(a)(b)	8,367,630	492,332
Johns Lyng Group Ltd.(b)	868,535	3,915,868
Judo Capital Holdings Ltd.(a)(b)	2,940,610	2,424,126
Jumbo Interactive Ltd.	194,723	1,693,842
Karoon Energy Ltd.(a)	2,172,770	3,105,988
Kelsian Group Ltd.	696,388	2,838,836
Lake Resources NL(a)(b)	6,550,462	1,848,882
Lendlease Corp. Ltd.	3,705,600	18,403,439
Lifestyle Communities Ltd.(b)	341,629	3,867,987
Link Administration Holdings Ltd.	2,902,106	4,094,371
Liontown Resources Ltd.(a)(b)	8,731,169	16,056,751
Lottery Corp. Ltd. (The)	11,726,280	39,318,020
Lovisa Holdings Ltd.	283,532	5,030,187
Lynas Rare Earths Ltd.(a)	4,844,709	20,807,559
MA Financial Group Ltd.(b)	243,181	748,016
Maas Group Holdings Ltd.(b)	226,746	455,233
Macquarie Group Ltd.	1,959,505	239,043,505
Magellan Financial Group Ltd.	746,239	4,044,243
Mayne Pharma Group Ltd.	230,553	636,197
McMillan Shakespeare Ltd.	472,159	4,823,217
Medibank Pvt Ltd.	14,662,868	34,700,527
Megaport Ltd.(a)(b)	868,979	3,285,743
Mesoblast Ltd.(a)(b)	3,635,411	2,076,299
Metcash Ltd.	5,407,441	14,013,463
Mincor Resources NL(a)(b)	1,936,933	1,810,568
Mineral Resources Ltd.	903,995	44,594,631
Mirvac Group	20,633,216	33,125,095
Monadelphous Group Ltd.	587,104	4,839,555
Mount Gibson Iron Ltd.(a)(b)	3,140,510	992,973
Nanosonics Ltd.(a)(b)	1,434,196	5,463,765
National Australia Bank Ltd.	16,827,493	323,948,595
National Storage REIT	6,531,155	10,878,158
Neometals Ltd.(a)(b)	2,430,534	1,009,021
Netwealth Group Ltd.	628,584	5,711,972
Neuren Pharmaceuticals Ltd., NVS(a)	566,210	5,340,804
New Hope Corp. Ltd.	2,951,958	10,434,922
Newcrest Mining Ltd.	4,759,398	90,880,016
NEXTDC Ltd.(a)	2,462,243	18,894,155
nib holdings Ltd.	2,557,714	13,123,864
Nick Scali Ltd.(b)	346,107	2,240,103
Nickel Mines Ltd.	6,296,411	4,005,989
Nine Entertainment Co. Holdings Ltd.	8,633,730	11,909,460
Northern Star Resources Ltd.	6,186,513	55,182,491
Novonix Ltd.(a)(b)	1,671,612	1,107,323
NRW Holdings Ltd.	2,216,704	3,562,416
Nufarm Ltd./Australia	1,854,788	6,896,511
Objective Corp. Ltd.	13,951	119,432
Omni Bridgeway Ltd.(a)	1,302,874	1,986,709
oOh!media Ltd.(b)	2,852,139	3,124,948
Orica Ltd.	2,389,547	25,792,327
Origin Energy Ltd.	9,220,605	51,123,782
Security	Shares	Value

Australia (continued)
Orora Ltd.	4,911,299	$11,224,961
Paladin Energy Ltd.(a)(b)	14,217,598	6,253,203
Perenti Global Ltd.(a)	3,056,468	2,342,224
Perpetual Ltd.	593,728	9,703,216
Perseus Mining Ltd.	6,770,961	10,006,751
PEXA Group Ltd.(a)	814,707	7,230,303
Pilbara Minerals Ltd.	13,593,532	38,690,051
Pinnacle Investment Management Group Ltd.	624,230	3,437,618
Platinum Asset Management Ltd.	2,822,518	3,297,277
PointsBet Holdings Ltd.(a)(b)	1,082,176	1,127,564
PolyNovo Ltd.(a)	3,683,398	4,001,556
Premier Investments Ltd.	592,398	10,309,690
Pro Medicus Ltd.(b)	270,907	11,119,887
PWR Holdings Ltd.	406,485	2,715,249
Qantas Airways Ltd.(a)	4,923,338	21,711,643
QBE Insurance Group Ltd.	7,931,422	81,105,071
Qube Holdings Ltd.	8,771,526	17,944,743
Ramelius Resources Ltd.	4,666,998	4,072,930
Ramsay Health Care Ltd.	969,924	41,707,913
REA Group Ltd.	279,483	26,284,935
Reece Ltd.	1,189,204	14,486,417
Region RE Ltd.	6,404,258	10,480,308
Regis Resources Ltd.(a)	4,242,871	6,003,383
Reliance Worldwide Corp. Ltd.	4,531,830	12,358,887
Rio Tinto Ltd.	2,014,527	151,098,819
Rural Funds Group	690,202	899,234
Sandfire Resources Ltd.(a)	2,780,412	12,113,842
Santos Ltd.	16,714,851	79,179,810
Sayona Mining Ltd.(a)(b)	35,934,638	4,853,935
Scentre Group	27,352,463	52,491,964
SEEK Ltd.	1,790,843	29,219,917
Select Harvests Ltd.(b)	402,891	1,182,210
Seven Group Holdings Ltd.	985,523	15,566,871
Seven West Media Ltd.(a)(b)	4,933,986	1,261,784
Sigma Healthcare Ltd.	1,821,952	845,598
Silex Systems Ltd.(a)	821,105	1,834,924
Silver Lake Resources Ltd.(a)	5,447,158	4,592,115
Sims Ltd.	960,449	10,065,263
SiteMinder Ltd.(a)(b)	1,124,828	2,728,122
SmartGroup Corp. Ltd.	539,326	2,414,065
Sonic Healthcare Ltd.	2,421,478	57,081,358
South32 Ltd.	24,373,498	68,897,796
Star Entertainment Grp Ltd. (The)(a)	7,747,224	6,567,126
Steadfast Group Ltd.	5,483,528	21,618,288
Stockland	12,728,829	37,733,028
Strike Energy Ltd.(a)(b)	10,325,922	3,261,892
Suncorp Group Ltd.	6,670,895	55,542,060
Super Retail Group Ltd.	901,010	8,131,246
Syrah Resources Ltd.(a)(b)	3,359,742	2,597,749
Tabcorp Holdings Ltd.	12,466,316	8,695,436
Technology One Ltd.	1,626,838	16,401,478
Telix Pharmaceuticals Ltd.(a)	1,203,372	8,145,492
Telstra Corp. Ltd.	21,272,532	61,716,171
Temple & Webster Group Ltd.(a)(b)	546,899	1,466,328
Terracom Ltd.	2,960,178	1,261,494
Tietto Minerals Ltd.(a)(b)	3,476,301	1,380,251
Transurban Group	16,413,794	163,699,644
Treasury Wine Estates Ltd.	3,782,177	35,034,673
Tyro Payments Ltd.(a)(b)	2,342,638	2,479,861
United Malt Grp Ltd.	1,382,959	4,051,646

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Ventia Services Group Pty Ltd.	2,534,188	$4,413,688
Vicinity Ltd.	20,395,083	28,511,704
Viva Energy Group Ltd.(d)	5,085,449	10,511,615
Vulcan Energy Resources Ltd.(a)(b)	497,288	1,980,339
Vulcan Steel Ltd.	286,169	1,480,122
Washington H Soul Pattinson & Co. Ltd.	1,189,275	24,895,632
Waypoint REIT Ltd.	3,606,571	6,263,779
Webjet Ltd.(a)(b)	2,066,755	10,220,815
Weebit Nano Ltd.(a)	1,072,423	3,798,074
Wesfarmers Ltd.	6,087,161	210,575,587
West African Resources Ltd.(a)	5,284,375	3,418,905
Westpac Banking Corp.	18,703,183	279,971,226
Whitehaven Coal Ltd.	4,407,685	21,151,489
WiseTech Global Ltd.	779,476	35,704,444
Woodside Energy Group Ltd.	10,136,396	229,998,100
Woolworths Group Ltd.	6,486,707	167,336,381
Worley Ltd.	1,718,685	17,268,429
Xero Ltd.(a)	730,401	45,595,815
Zip Co. Ltd.(a)(b)	3,464,226	1,183,501
		7,489,866,390
Austria — 0.3%
ams-OSRAM AG(a)(b)	1,475,468	10,189,694
ANDRITZ AG	352,649	22,903,070
AT&S Austria Technologie & Systemtechnik AG(b)	141,391	4,323,680
BAWAG Group AG(d)	455,814	22,231,886
CA Immobilien Anlagen AG(a)	287,030	8,327,216
DO & CO AG(a)(b)	37,278	4,366,327
Erste Group Bank AG	1,843,859	67,041,250
EVN AG(b)	194,388	4,684,825
IMMOFINANZ AG(a)(b)	195,273	3,190,218
Kontron AG(b)	301,191	5,828,489
Lenzing AG(a)(b)	81,740	5,349,492
Oesterreichische Post AG(b)	192,397	7,411,371
OMV AG	790,258	37,397,158
Palfinger AG	9,539	313,639
Porr AG	10,364	158,282
Raiffeisen Bank International AG(a)	793,479	12,189,179
Schoeller-Bleckmann Oilfield Equipment AG	38,375	2,410,221
Semperit AG Holding(b)	67,318	1,769,139
UNIQA Insurance Group AG	787,741	7,068,152
Verbund AG	364,245	32,439,869
Vienna Insurance Group AG Wiener Versicherung Gruppe	240,426	7,074,054
voestalpine AG(b)	616,085	21,360,727
Wienerberger AG	601,806	18,129,254
		306,157,192
Belgium — 1.1%
Ackermans & van Haaren NV	121,703	21,406,988
Aedifica SA	213,455	17,830,300
Ageas SA/NV	857,046	38,186,165
AGFA-Gevaert NV(a)	1,076,501	3,021,648
Anheuser-Busch InBev SA/NV	4,641,392	301,780,631
Argenx SE(a)	296,479	114,366,211
Barco NV	405,003	11,828,169
Bekaert SA	227,772	10,603,719
bpost SA	522,010	2,568,296
Cofinimmo SA	162,847	15,557,534
Deme Group NV(a)	43,511	5,757,565
D’ieteren Group	145,706	27,434,815
Security	Shares	Value

Belgium (continued)
Econocom Group SA/NV	77,987	$267,684
Elia Group SA/NV	182,889	25,077,741
Etablissements Franz Colruyt NV	294,820	8,189,421
Euronav NV	945,429	16,195,969
Exmar NV	173,090	2,265,848
Fagron	443,368	8,241,472
Galapagos NV(a)	246,500	9,564,031
Groupe Bruxelles Lambert NV	549,936	49,357,527
Immobel SA(b)	2,645	131,960
Intervest Offices & Warehouses NV	21,990	454,085
Ion Beam Applications	128,465	2,352,655
KBC Ancora	254,845	12,265,186
KBC Group NV	1,326,984	94,863,958
Kinepolis Group NV(a)(b)	93,790	4,746,997
Melexis NV	119,265	11,368,917
Montea NV	59,820	5,241,012
Ontex Group NV(a)	379,015	3,250,864
Proximus SADP	819,007	6,981,691
Recticel SA	126,494	1,803,109
Retail Estates NV	56,274	4,169,265
Sofina SA	81,974	18,820,631
Solvay SA	394,799	47,383,234
Telenet Group Holding NV	238,130	5,523,839
Tessenderlo Group SA(a)	226,906	7,518,768
UCB SA	682,037	63,400,522
Umicore SA	1,138,649	37,376,737
VGP NV	68,318	7,152,195
Warehouses De Pauw CVA	882,066	26,375,254
X-Fab Silicon Foundries SE(a)(b)(d)	177,515	1,511,986
Xior Student Housing NV	142,487	4,525,196
		1,056,719,795
Denmark — 2.9%
ALK-Abello AS(a)	807,351	10,220,385
Alm Brand A/S	4,984,701	9,221,563
Ambu A/S, Class B(a)(b)	887,402	14,109,963
AP Moller - Maersk A/S, Class A	16,029	28,646,909
AP Moller - Maersk A/S, Class B, NVS	27,400	49,526,913
Bavarian Nordic A/S(a)(b)	396,879	10,914,522
Better Collective A/S(a)(b)	158,058	3,346,047
Cadeler AS(a)(b)	575,969	2,504,956
Carlsberg AS, Class B	513,802	85,032,546
cBrain A/S	52,774	1,089,815
Chemometec A/S(a)	86,548	5,007,961
Chr Hansen Holding A/S	556,828	43,337,610
Coloplast A/S, Class B	635,220	91,523,012
D/S Norden A/S	171,145	10,754,182
Danske Bank A/S(a)	3,622,057	76,551,392
Demant A/S(a)	485,205	20,793,931
Dfds A/S	203,783	8,209,073
DSV A/S	1,002,038	188,585,842
FLSmidth & Co. A/S(b)	272,814	10,778,414
Genmab A/S(a)	353,650	145,337,599
GN Store Nord A/S(a)	689,777	18,414,204
H Lundbeck AS	1,469,756	7,781,793
H Lundbeck AS, Class A	367,453	1,846,907
ISS A/S	815,104	17,041,956
Jyske Bank A/S, Registered(a)	263,941	19,297,749
Matas A/S	288,232	3,626,368
Netcompany Group A/S(a)(d)	211,227	8,174,923
Nilfisk Holding A/S(a)	91,566	1,880,188

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
NKT A/S(a)(b)	229,926	$12,083,368
Novo Nordisk A/S, Class B	8,851,279	1,472,448,763
Novozymes A/S, Class B	1,089,203	56,706,827
NTG Nordic Transport Group A/S, Class A(a)	33,424	1,778,324
Orsted AS(d)	1,004,795	90,180,429
Pandora A/S	482,599	44,670,239
Per Aarsleff Holding A/S	133,044	5,730,260
Ringkjoebing Landbobank A/S	176,342	24,802,393
Rockwool A/S, Class B	46,767	11,327,083
Royal Unibrew A/S	272,338	24,342,684
Scandinavian Tobacco Group A/S, Class A(d)	375,061	7,325,721
Schouw & Co. A/S	77,599	6,606,584
SimCorp A/S	225,398	24,432,092
Solar A/S, Class B	5,019	410,605
Spar Nord Bank A/S	553,053	8,995,659
Sydbank AS	366,661	16,358,337
Topdanmark AS	232,624	12,280,155
Tryg A/S	1,912,217	45,191,375
Vestas Wind Systems A/S(a)	5,357,402	148,242,457
Zealand Pharma A/S(a)	261,355	8,839,022
		2,916,309,100
Finland — 1.0%
Aktia Bank OYJ(b)	61,660	620,321
Anora Group OYJ	24,582	143,666
Cargotec OYJ, Class B	232,942	12,872,228
Caverion OYJ	533,702	5,057,544
Citycon OYJ	549,701	4,153,655
Elisa OYJ	760,845	47,249,459
Finnair OYJ(a)(b)	3,879,257	2,271,353
Fortum OYJ	2,388,887	35,680,370
F-Secure OYJ	108,528	349,702
Huhtamaki OYJ	524,157	18,893,773
Incap OYJ	85,888	1,060,150
Kemira OYJ	644,633	11,308,000
Kempower OYJ(a)(b)	87,782	3,197,958
Kesko OYJ, Class B	1,436,308	29,943,924
Kojamo OYJ	736,222	9,141,359
Kone OYJ, Class B	1,830,223	104,415,581
Konecranes OYJ	367,906	14,410,822
Marimekko OYJ	34,951	361,407
Metsa Board OYJ, Class B(b)	1,108,618	7,994,069
Metso Outotec OYJ	3,519,751	38,860,596
Musti Group OYJ	88,839	1,840,819
Neste OYJ	2,256,609	109,365,249
Nokia OYJ	29,144,070	123,312,966
Nokian Renkaat OYJ	703,982	6,858,455
Oriola OYJ, Class B	763,394	1,223,082
Orion OYJ, Class B	566,597	26,614,814
Outokumpu OYJ	2,001,725	10,912,539
Puuilo OYJ	77,435	598,526
QT Group OYJ(a)(b)	89,778	7,741,953
Revenio Group OYJ	113,526	4,268,929
Rovio Entertainment OYJ(d)	115,778	1,188,369
Sampo OYJ, Class A	2,592,793	131,493,377
Sanoma OYJ	446,691	3,873,875
Stora Enso OYJ, Class R	3,055,285	38,761,928
Talenom OYJ(b)	160,015	1,361,195
TietoEVRY OYJ	461,968	14,761,647
Tokmanni Group Corp.	184,498	2,526,746
UPM-Kymmene OYJ	2,857,219	91,117,849
Security	Shares	Value

Finland (continued)
Uponor OYJ	357,133	$9,530,497
Valmet OYJ	874,973	29,601,849
Wartsila OYJ Abp	2,524,079	29,272,077
YIT OYJ	1,009,915	2,614,388
		996,827,066
France — 11.2%
AB Science SA(a)(b)	132,266	932,935
ABC arbitrage	498,501	3,328,749
Accor SA(a)	897,649	31,845,984
Aeroports de Paris(a)	157,433	25,017,042
Air France-KLM(a)	6,430,202	11,138,174
Air Liquide SA	2,783,164	500,664,171
Airbus SE	3,153,988	441,667,704
ALD SA(d)	830,108	10,000,203
Alstom SA	1,698,985	42,703,253
Altarea SCA	18,381	2,406,222
Alten SA	168,224	28,599,419
Amundi SA(d)	319,257	20,916,075
Antin Infrastructure Partners SA	182,692	3,083,194
APERAM SA	269,494	9,992,130
ArcelorMittal SA	2,811,960	79,886,763
Arkema SA	313,937	31,061,871
Atos SE(a)	528,902	7,331,985
Aubay	3,120	153,238
AXA SA	10,056,951	328,260,723
Believe SA(a)(b)	22,874	272,452
Beneteau SA	78,783	1,268,044
BioMerieux	222,770	23,325,211
BNP Paribas SA	5,930,082	383,162,848
Boiron SA	46,897	2,061,865
Bollore SE	4,746,714	32,065,780
Bonduelle SCA	112,176	1,416,734
Bouygues SA	1,190,223	43,585,060
Bureau Veritas SA	1,562,460	45,053,693
Capgemini SE	879,526	160,388,017
Carmila SA	297,434	5,034,259
Carrefour SA	3,145,213	65,422,342
Casino Guichard Perrachon SA(a)(b)	246,051	2,093,878
CGG SA(a)	4,190,294	3,135,816
Chargeurs SA	78,033	1,281,735
Cie. de Saint-Gobain	2,600,600	150,560,966
Cie. des Alpes	14,470	229,496
Cie. Generale des Etablissements Michelin SCA	3,646,593	116,135,197
Cie. Plastic Omnium SA	360,811	6,388,015
Coface SA	632,537	9,681,882
Covivio	247,655	14,081,398
Credit Agricole SA	6,430,825	78,607,371
Danone SA	3,432,021	227,143,686
Dassault Aviation SA	135,202	26,420,870
Dassault Systemes SE	3,583,722	145,483,453
Derichebourg SA	680,378	4,207,640
Edenred	1,321,684	85,874,621
Eiffage SA(b)	440,046	52,375,956
Elior Group SA(a)(b)(d)	690,897	2,403,926
Elis SA	1,041,212	20,682,448
Engie SA	9,711,530	155,426,118
Equasens	23,672	1,871,197
Eramet SA	53,276	5,189,482
Esker SA	19,958	3,038,409
EssilorLuxottica SA	1,558,061	308,464,966

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Etablissements Maurel et Prom SA	322,656	$1,231,639
Eurazeo SE	250,441	17,882,451
Euroapi SA(a)	257,784	3,096,018
Eurofins Scientific SE	715,131	49,951,769
Euronext NV(d)	454,662	36,158,928
Eutelsat Communications SA(b)	885,406	5,885,884
Faurecia SE(a)	832,385	17,283,503
Fnac Darty SA	103,228	3,892,024
Gaztransport Et Technigaz SA	150,560	16,101,068
Gecina SA	240,708	26,796,246
Getlink SE	2,323,870	43,431,364
Hermes International	169,757	368,555,255
ICADE	176,715	8,299,581
ID Logistics Group(a)	13,630	4,006,332
Imerys SA	203,495	8,365,360
Interparfums SA	100,527	7,985,152
Ipsen SA	198,311	24,048,217
IPSOS	233,015	12,634,204
JCDecaux SE(a)	331,529	7,339,352
Kaufman & Broad SA	55,810	1,815,919
Kering SA	401,875	257,347,368
Klepierre SA	1,128,991	28,597,477
Korian SA	423,865	3,677,552
La Francaise des Jeux SAEM(d)	548,711	23,452,915
Legrand SA	1,411,606	133,614,062
LISI(b)	113,966	3,230,186
L’Oreal SA	1,294,399	618,615,270
LVMH Moet Hennessy Louis Vuitton SE	1,485,095	1,428,484,883
Maisons du Monde SA(b)(d)	204,983	2,162,151
McPhy Energy SA(a)(b)	115,925	1,572,724
Mercialys SA	422,400	4,247,393
Mersen SA(b)	131,688	5,312,310
Metropole Television SA	213,658	3,449,474
Neoen SA(d)	371,945	11,167,006
Nexans SA	160,206	13,784,584
Nexity SA	246,566	6,468,628
Orange SA	10,651,243	138,635,671
Orpea SA(a)(b)	308,521	912,232
Pernod Ricard SA	1,103,988	254,965,012
Peugeot Invest	35,388	4,341,554
Pierre & Vacances SA, NVS(a)(b)	726,873	1,332,802
Publicis Groupe SA	1,209,456	98,881,573
Quadient SA	221,832	4,409,603
Remy Cointreau SA	121,836	21,081,044
Renault SA(a)	1,015,196	37,707,382
Rexel SA	1,294,356	29,981,951
Rubis SCA	470,664	13,909,885
Safran SA	1,828,489	284,366,128
Sanofi	6,107,342	658,177,791
Sartorius Stedim Biotech	146,172	39,159,283
Schneider Electric SE	2,904,977	506,604,195
SCOR SE	796,649	20,606,199
SEB SA	131,412	15,067,956
Seche Environnement SA, NVS	12,468	1,426,056
SES SA	1,971,449	12,228,172
SES-Imagotag SA(a)(b)	15,886	2,540,520
SMCP SA(a)(d)	156,920	1,389,272
Societe BIC SA	133,167	8,218,559
Societe Generale SA	4,308,277	104,640,563
Sodexo SA	470,870	50,462,207
Security	Shares	Value

France (continued)
SOITEC(a)	147,077	$21,723,845
Sopra Steria Group SACA	89,011	19,267,623
SPIE SA	672,523	20,991,485
Teleperformance	314,797	62,913,924
Television Francaise 1	378,775	3,052,462
Thales SA	566,942	86,517,259
TotalEnergies SE	13,314,363	850,786,612
Trigano SA	59,641	7,769,666
Ubisoft Entertainment SA(a)	498,574	14,601,814
Unibail-Rodamco-Westfield, New(a)(b)	641,395	34,395,453
Valeo	1,094,858	21,378,919
Vallourec SA(a)(b)	716,920	8,189,548
Valneva SE(a)(b)	601,344	2,922,348
Veolia Environnement SA	3,542,088	112,160,069
Verallia SA(d)	390,235	15,839,760
Vicat SA	84,978	2,479,143
Vinci SA	2,885,654	356,930,045
Virbac SA	28,344	9,681,708
Vivendi SE	3,797,452	41,712,926
Voltalia SA(a)(b)	154,029	2,341,719
Waga Energy SA(a)(b)	26,976	708,354
Wavestone	42,749	2,198,220
Wendel SE	136,677	15,332,321
Worldline SA/France(a)(d)	1,274,522	55,445,161
		11,053,154,909
Germany — 7.5%
1&1 AG	238,721	2,785,709
Aareal Bank AG(a)	323,051	10,999,474
About You Holding SE(a)(b)	130,837	805,538
Adesso SE	16,768	2,514,117
adidas AG	870,742	153,342,908
ADVA Optical Networking SE(a)	96,187	2,119,770
AIXTRON SE	634,885	17,974,775
Allianz SE, Registered	2,170,854	545,116,542
Amadeus Fire AG	19,081	2,812,432
Aroundtown SA(b)	5,395,423	7,350,687
Atoss Software AG	6,286	1,260,936
AURELIUS Equity Opportunities SE & Co. KGaA(b)	105,599	1,954,478
Aurubis AG	174,053	16,329,175
Auto1 Group SE(a)(b)(d)	459,723	3,627,724
BASF SE	4,928,435	254,919,036
Basler AG(b)	17,931	386,385
Bayer AG, Registered	5,262,175	347,283,992
Bayerische Motoren Werke AG	1,797,860	201,512,042
BayWa AG	85,274	3,651,379
Bechtle AG	445,012	20,697,143
Beiersdorf AG	541,251	75,574,528
Bertrandt AG	40,274	2,241,086
Bilfinger SE	192,026	8,307,738
Borussia Dortmund GmbH & Co. KGaA(a)	540,010	2,701,404
Brenntag SE	838,740	68,361,194
CANCOM SE	207,033	7,454,645
Carl Zeiss Meditec AG, Bearer	214,977	28,914,903
Ceconomy AG(a)	670,312	2,045,498
Cewe Stiftung & Co. KGaA	47,877	4,931,855
Commerzbank AG(a)	5,639,505	62,672,427
CompuGroup Medical SE & Co. KgaA	142,696	7,845,860
Continental AG	581,243	40,784,169
Covestro AG(a)(d)	1,023,365	44,895,476
CropEnergies AG	96,457	1,117,099

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
CTS Eventim AG & Co. KGaA(a)	321,548	$21,185,252
Daimler Truck Holding AG(a)	2,412,723	79,723,506
Datagroup SE	2,288	168,161
Delivery Hero SE(a)(b)(d)	914,802	36,565,722
Dermapharm Holding SE	95,923	4,815,488
Deutsche Bank AG, Registered	10,992,737	120,839,641
Deutsche Beteiligungs AG	145,792	4,607,594
Deutsche Boerse AG	1,018,041	194,149,301
Deutsche Lufthansa AG, Registered(a)	3,171,319	34,091,437
Deutsche Pfandbriefbank AG(d)	819,655	7,560,014
Deutsche Post AG, Registered	5,342,247	256,959,824
Deutsche Telekom AG, Registered	17,337,482	418,037,477
Deutz AG	799,893	5,317,058
DIC Asset AG	333,465	2,538,404
Duerr AG	302,074	10,481,052
E.ON SE	12,033,044	159,170,040
Eckert & Ziegler Strahlen- und Medizintechnik AG	77,162	3,990,698
Elmos Semiconductor SE	42,428	3,206,886
ElringKlinger AG	74,463	837,022
Encavis AG	652,561	11,284,286
Energiekontor AG	19,133	1,533,069
Evonik Industries AG	1,174,581	25,636,973
Evotec SE(a)	758,677	13,934,161
Fielmann AG	69,143	3,581,836
flatexDEGIRO AG(a)(b)	357,846	3,856,712
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	195,713	10,540,576
Freenet AG	597,049	17,021,277
Fresenius Medical Care AG & Co. KGaA	1,105,671	53,651,533
Fresenius SE & Co. KGaA	2,261,486	65,524,225
GEA Group AG	819,576	38,547,003
Gerresheimer AG	185,654	20,230,228
GFT Technologies SE	72,116	2,847,996
Global Fashion Group SA(a)	513,853	468,719
Grand City Properties SA	527,324	4,403,960
GRENKE AG	148,118	5,312,264
Hamborner REIT AG	555,375	4,381,136
Hamburger Hafen und Logistik AG	162,031	2,236,044
Hannover Rueck SE	327,962	70,072,037
HeidelbergCement AG	764,747	57,923,147
Heidelberger Druckmaschinen AG(a)	1,121,973	2,325,889
HelloFresh SE(a)(b)	872,887	23,438,883
Henkel AG & Co. KGaA	538,779	39,844,991
Hensoldt AG	189,222	7,096,786
HOCHTIEF AG	143,687	12,027,825
Hornbach Holding AG & Co. KGaA	53,503	4,546,020
Hugo Boss AG	313,792	23,657,257
Hypoport SE(a)(b)	24,038	3,854,772
Indus Holding AG	129,612	3,838,964
Infineon Technologies AG	6,994,662	254,723,010
Instone Real Estate Group SE(b)(d)	247,620	1,981,188
Jenoptik AG	312,141	9,963,643
JOST Werke AG(d)	28,177	1,556,841
K+S AG, Registered(b)	1,009,945	20,144,199
KION Group AG	379,178	15,725,480
Kloeckner & Co. SE	459,952	5,105,442
Knorr-Bremse AG	392,011	27,476,717
Krones AG	89,008	11,695,203
KWS Saat SE & Co. KGaA	61,270	3,972,720
LANXESS AG	433,940	17,681,663
LEG Immobilien SE	397,022	24,711,938
Security	Shares	Value

Germany (continued)
MBB SE	694	$63,275
Medios AG(a)(b)	73,383	1,472,645
Mercedes-Benz Group AG	4,300,027	335,341,936
Merck KGaA	691,599	124,051,280
METRO AG(a)	723,292	6,151,543
MorphoSys AG(a)	187,214	3,932,405
MTU Aero Engines AG	284,136	74,605,439
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	747,427	280,903,571
Nagarro SE(a)(b)	42,718	4,599,605
Nemetschek SE	319,542	24,976,466
Nordex SE(a)	725,499	8,737,304
Norma Group SE	195,185	4,643,102
PATRIZIA SE	312,093	3,355,075
Pfeiffer Vacuum Technology AG	38,052	6,352,149
PNE AG	113,248	1,849,359
ProSiebenSat.1 Media SE(b)	905,208	8,128,946
Puma SE	584,632	34,258,306
PVA TePla AG(a)	89,587	1,918,424
Rational AG	27,416	19,856,571
Rheinmetall AG	231,298	67,745,510
RWE AG	3,431,817	160,904,991
Salzgitter AG(b)	159,462	6,322,612
SAP SE	5,607,122	758,734,054
Scout24 SE(d)	431,982	26,924,187
Secunet Security Networks AG	8,569	1,892,376
SGL Carbon SE(a)(b)	413,347	3,813,054
Siemens AG, Registered	4,100,661	675,921,410
Siemens Healthineers AG(d)	1,515,082	94,428,456
Siltronic AG	91,777	6,614,844
Sixt SE	80,094	9,937,211
SMA Solar Technology AG(a)	79,106	8,556,810
Software AG	283,636	9,690,047
Stabilus SE	141,646	9,256,944
Steico SE(b)	28,794	1,434,181
Stratec SE	40,901	2,814,420
Stroeer SE & Co. KGaA	203,808	11,176,689
Suedzucker AG	409,740	8,277,144
SUSE SA(a)(b)	223,947	4,233,789
Symrise AG	709,493	85,722,719
Synlab AG(b)	348,425	3,679,539
TAG Immobilien AG	938,959	8,040,225
Takkt AG	197,088	3,156,321
TeamViewer AG(a)(d)	742,142	13,696,816
Telefonica Deutschland Holding AG	5,430,824	18,350,603
thyssenkrupp AG	2,490,248	17,920,361
Tonies SE, Class A(a)(b)	267,620	1,611,977
TUI AG(a)(b)	2,231,393	14,289,810
United Internet AG, Registered(e)	523,060	8,980,592
Varta AG(b)	101,310	2,627,435
VERBIO Vereinigte BioEnergie AG(b)	118,573	4,416,124
Vib Vermoegen AG	44,329	906,204
Vitesco Technologies Group AG(a)	104,520	7,157,653
Volkswagen AG	160,442	26,937,042
Vonovia SE	3,867,482	83,879,975
Vossloh AG	67,761	3,108,296
Wacker Neuson SE	200,336	4,886,354
Zalando SE(a)(d)	1,191,848	49,020,061
		7,420,157,551

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Guernsey — 0.0%
Shurgard Self Storage Ltd.(b)	142,435	$7,364,841

Hong Kong — 2.5%
AIA Group Ltd.	63,332,400	689,504,361
ASMPT Ltd.	1,674,500	13,165,177
Bank of East Asia Ltd. (The)	6,538,800	8,617,547
BOC Hong Kong Holdings Ltd.	19,900,500	62,820,347
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(b)(d)	9,313,600	26,908,938
Cafe de Coral Holdings Ltd.	1,634,000	2,288,723
Champion REIT	14,970,000	6,248,617
Chinese Estates Holdings Ltd.(a)(b)	567,500	163,935
Chow Sang Sang Holdings International Ltd.	1,027,000	1,349,382
CITIC Telecom International Holdings Ltd.	12,489,000	5,017,440
CK Asset Holdings Ltd.	10,606,516	62,717,619
CK Hutchison Holdings Ltd.	14,304,516	95,631,803
CK Infrastructure Holdings Ltd.	3,420,000	19,471,374
CK Life Sciences International Holdings Inc.	14,682,000	1,482,099
CLP Holdings Ltd.	8,851,000	65,902,085
C-Mer Eye Care Holdings Ltd.(a)(b)	3,180,000	1,821,613
Comba Telecom Systems Holdings Ltd.	10,064,000	1,969,564
Cowell e Holdings Inc.(a)	1,488,000	2,878,107
Dah Sing Banking Group Ltd.	3,150,800	2,527,241
Dah Sing Financial Holdings Ltd.	812,800	2,082,332
EC Healthcare	2,263,000	1,523,815
E-Commodities Holdings Ltd.	6,890,000	1,144,117
ESR Group Ltd.(d)	10,532,000	16,463,039
Far East Consortium International Ltd.	7,738,600	1,954,877
First Pacific Co. Ltd.	14,112,250	4,725,688
Fortune REIT	7,509,000	6,281,786
Fosun Tourism Group(a)(b)(d)	1,266,600	1,476,475
Futu Holdings Ltd., ADR(a)(b)	320,841	14,203,631
Galaxy Entertainment Group Ltd.(a)	11,645,000	82,880,852
Guotai Junan International Holdings Ltd.(b)	24,855,000	2,099,277
Haitong International Securities Group Ltd.(a)(b)	18,518,299	1,563,146
Hang Lung Group Ltd.	5,390,000	9,475,747
Hang Lung Properties Ltd.	10,716,000	19,588,059
Hang Seng Bank Ltd.	4,134,500	61,285,051
Health and Happiness H&H International Holdings Ltd.	1,099,500	1,882,859
Henderson Land Development Co. Ltd.	7,720,570	27,490,825
HKBN Ltd.	4,960,500	3,500,388
HKT Trust & HKT Ltd., Class SS	20,300,200	26,679,976
Hong Kong & China Gas Co. Ltd.	60,051,864	53,321,892
Hong Kong Exchanges & Clearing Ltd.	6,408,400	266,056,900
Hong Kong Technology Venture Co. Ltd.	2,963,000	1,863,779
Hongkong Land Holdings Ltd.	6,002,600	26,714,181
Hsin Chong Group Holdings Ltd.(c)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,936,000	2,244,127
Hysan Development Co. Ltd.	3,101,000	8,763,567
IGG Inc.(a)	4,250,000	3,513,258
Jardine Matheson Holdings Ltd.	859,400	41,544,905
Johnson Electric Holdings Ltd.	2,087,750	2,334,237
K Wah International Holdings Ltd.	299,000	103,324
Kerry Logistics Network Ltd.	2,467,387	3,495,987
Kerry Properties Ltd.	3,078,000	7,941,564
Link REIT	13,604,919	88,988,226
Luk Fook Holdings International Ltd.	1,585,000	5,079,170
Man Wah Holdings Ltd.	9,396,000	7,904,265
Security	Shares	Value

Hong Kong (continued)
MECOM Power and Construction Ltd.(b)	3,870,000	$706,374
Melco International Development Ltd.(a)	4,893,000	5,694,621
Melco Resorts & Entertainment Ltd., ADR(a)	1,084,734	14,795,772
MGM China Holdings Ltd.(a)	4,894,400	6,685,116
MTR Corp. Ltd.	8,316,000	41,551,066
New World Development Co. Ltd.	8,108,000	21,623,033
Nissin Foods Co. Ltd.	324,000	289,444
NWS Holdings Ltd.	8,169,166	7,075,816
Pacific Basin Shipping Ltd.(b)	29,268,000	10,183,981
Pacific Textiles Holdings Ltd.	5,160,000	1,660,270
PAX Global Technology Ltd.	2,861,000	2,356,723
PCCW Ltd.	23,049,000	12,023,003
Perfect Medical Health Management Ltd.	1,640,000	799,866
Power Assets Holdings Ltd.	7,481,000	42,748,662
Prosperity REIT	8,651,000	2,098,455
Realord Group Holdings Ltd.(a)(b)	2,422,000	1,675,840
Sa Sa International Holdings Ltd.(a)	9,204,000	2,163,991
Sands China Ltd.(a)	12,937,600	46,334,951
Shangri-La Asia Ltd.(a)	8,958,000	8,263,885
Shun Tak Holdings Ltd.(a)	10,386,000	1,885,335
Sino Land Co. Ltd.	17,882,000	24,097,268
SITC International Holdings Co. Ltd.	7,275,000	13,456,438
SJM Holdings Ltd.(a)(b)	13,097,000	6,820,005
SmarTone Telecommunications Holdings Ltd.	2,216,500	1,349,075
Stella International Holdings Ltd.	570,500	593,783
Sun Hung Kai & Co. Ltd.	1,034,000	381,524
Sun Hung Kai Properties Ltd.	7,783,500	108,371,858
SUNeVision Holdings Ltd.	2,109,000	1,198,308
Sunlight REIT(b)	2,664,000	1,033,054
Swire Pacific Ltd., Class A	2,599,000	20,631,190
Swire Properties Ltd.	6,173,000	16,591,375
Techtronic Industries Co. Ltd.	7,362,500	79,651,112
Texhong Textile Group Ltd.	1,281,500	936,130
Theme International Holdings Ltd.(a)(b)	24,500,000	2,846,924
United Energy Group Ltd.(a)(b)	41,316,000	6,226,072
United Laboratories International Holdings Ltd. (The)	4,714,000	3,816,838
Value Partners Group Ltd.(b)	7,697,000	2,442,958
Vesync Co. Ltd.	1,708,000	665,823
Vitasoy International Holdings Ltd.(b)	4,456,000	7,881,923
Viva China Holdings Ltd.(a)	20,624,000	3,501,278
Vobile Group Ltd.(a)(b)	8,315,000	3,244,874
VSTECS Holdings Ltd.(b)	2,400,000	1,378,787
VTech Holdings Ltd.	909,200	5,458,415
WH Group Ltd.(d)	44,695,500	24,883,704
Wharf Real Estate Investment Co. Ltd.	8,877,000	51,191,123
Xinyi Glass Holdings Ltd.	9,932,000	18,170,988
Yue Yuen Industrial Holdings Ltd.	4,159,500	6,259,743
		2,520,354,086
Ireland — 0.7%
AIB Group PLC	5,570,570	23,956,662
Bank of Ireland Group PLC	5,523,523	57,129,334
C&C Group PLC(a)	2,245,655	4,419,673
Cairn Homes PLC(a)	3,424,363	3,863,867
CRH PLC	3,979,388	192,021,328
Dalata Hotel Group PLC(a)	1,187,750	5,970,063
Flutter Entertainment PLC, Class DI(a)	891,032	178,043,860
Glanbia PLC	926,740	14,054,090
Glenveagh Properties PLC(a)(d)	1,544,989	1,610,493
Greencore Group PLC(a)	2,830,600	3,050,434
Greencore Group PLC	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Irish Residential Properties REIT PLC	1,557,963	$1,772,987
Kerry Group PLC, Class A	833,425	87,780,154
Kingspan Group PLC	804,317	55,738,960
Origin Enterprises PLC	622,299	2,711,989
Smurfit Kappa Group PLC	1,283,455	47,550,900
Uniphar PLC(a)	717,006	2,393,910
		682,068,704
Israel — 0.9%
AFI Properties Ltd.(a)(b)	30,099	802,304
Africa Israel Residences Ltd.	33,134	1,214,547
Airport City Ltd.(a)	494,192	6,329,150
Alony Hetz Properties & Investments Ltd.(b)	973,221	7,684,840
Altshuler Shaham Penn Ltd.(b)	431,879	883,825
Amot Investments Ltd.	1,111,918	5,892,588
Arad Investment & Industrial Development Ltd.(b)	15,734	1,673,576
Ashtrom Group Ltd.	125,085	1,971,392
AudioCodes Ltd.(b)	124,198	1,248,955
Azorim-Investment Development & Construction Co. Ltd.	104,537	251,412
Azrieli Group Ltd.	230,101	13,418,607
Bank Hapoalim BM	6,732,638	57,998,912
Bank Leumi Le-Israel BM	8,231,371	65,247,455
Bezeq The Israeli Telecommunication Corp. Ltd.	11,414,827	15,540,447
Big Shopping Centers Ltd.(a)(b)	64,822	5,528,320
Blue Square Real Estate Ltd.	3,336	167,312
Camtek Ltd./Israel(a)(b)	153,818	3,987,928
Carasso Motors Ltd.	169,211	755,261
Cellcom Israel Ltd.(a)(b)	528,232	1,894,444
Cellebrite DI Ltd.(a)(b)	34,650	187,456
Check Point Software Technologies Ltd.(a)(b)	539,574	68,720,145
Clal Insurance Enterprises Holdings Ltd.(a)(b)	357,172	5,495,510
CyberArk Software Ltd.(a)	216,434	26,967,676
Danel Adir Yeoshua Ltd.(b)	32,165	2,352,357
Danya Cebus Ltd.	41,043	800,430
Delek Automotive Systems Ltd.	281,224	2,270,418
Delek Group Ltd.	47,503	5,174,743
Delta Galil Industries Ltd.(b)	43,134	1,825,508
Doral Group Renewable Energy Resources Ltd.(a)(b)	476,199	1,033,748
Elbit Systems Ltd.(b)	141,031	26,107,612
Elco Ltd.	19,064	661,735
Electra Consumer Products 1970 Ltd.(b)	69,163	1,632,825
Electra Ltd./Israel(b)	10,167	4,367,208
Electra Real Estate Ltd.(b)	66,016	688,761
Energix-Renewable Energies Ltd.(b)	1,308,154	3,892,982
Enlight Renewable Energy Ltd.(a)	536,303	8,887,837
Equital Ltd.(a)	116,117	2,949,009
Fattal Holdings 1998 Ltd.(a)(b)	31,448	2,825,540
FIBI Holdings Ltd.	94,424	3,522,284
First International Bank Of Israel Ltd. (The)	424,115	15,409,805
Fiverr International Ltd.(a)(b)	172,754	6,308,976
Formula Systems 1985 Ltd.	45,603	2,888,141
Fox Wizel Ltd.(b)	45,928	3,864,221
G City Ltd.	762,142	2,392,541
Gav-Yam Lands Corp. Ltd.	—	2
Gilat Satellite Networks Ltd.(a)(b)	134,542	626,492
Harel Insurance Investments & Financial Services Ltd.	946,580	8,496,583
Hilan Ltd.(b)	38,874	1,723,621
ICL Group Ltd.	3,797,881	23,587,968
Inmode Ltd.(a)(b)	390,852	14,563,146
Security	Shares	Value

Israel (continued)
Innoviz Technologies Ltd.(a)(b)	574,661	$1,436,652
Isracard Ltd.	602,414	2,453,011
Israel Canada T.R Ltd.(b)	782,586	1,445,749
Israel Corp Ltd.	27,124	7,944,378
Israel Discount Bank Ltd., Class A	6,654,886	33,073,739
Israel Land Development Co. Ltd. (The)	89,480	663,004
Isras Investment Co. Ltd.	9,599	1,670,546
Ituran Location and Control Ltd.	150,170	3,123,536
Kornit Digital Ltd.(a)	264,486	4,829,514
M Yochananof & Sons Ltd.	4,354	201,788
Magic Software Enterprises Ltd.	137,036	1,793,275
Malam - Team Ltd.	4,606	78,441
Matrix IT Ltd.	178,214	3,202,644
Maytronics Ltd.(b)	225,699	2,374,916
Mega Or Holdings Ltd.(b)	104,616	2,066,741
Melisron Ltd.	155,118	10,369,945
Menora Mivtachim Holdings Ltd.(b)	27,607	579,655
Migdal Insurance & Financial Holdings Ltd.(a)	3,635,543	3,920,263
Mivne Real Estate KD Ltd.	3,204,172	8,975,735
Mizrahi Tefahot Bank Ltd.	861,945	28,265,987
Nano Dimension Ltd., ADR(a)(b)	1,327,134	3,278,021
Nano-X Imaging Ltd.(a)(b)	219,945	1,343,864
Nayax Ltd.(a)(b)	15,272	262,466
NEOGAMES SA(a)	79,624	1,070,943
Neto Malinda Trading Ltd.(a)	60,016	1,054,766
Nice Ltd.(a)	336,337	68,942,236
Nova Ltd.(a)(b)	146,847	13,654,067
Oil Refineries Ltd.	14,860,222	4,137,798
One Software Technologies Ltd.	202,466	2,167,385
OPC Energy Ltd.(a)(b)	401,320	2,863,623
OY Nofar Energy Ltd.(a)(b)	82,289	1,875,404
Partner Communications Co. Ltd.(a)	774,521	3,773,534
Paz Oil Co. Ltd.(a)	66,550	6,269,356
Perion Network Ltd.(a)(b)	158,571	5,714,441
Phoenix Holdings Ltd. (The)(b)	737,016	7,906,974
Prashkovsky Investments and Construction Ltd.(b)	13,807	281,725
Property & Building Corp. Ltd.(a)	8,166	374,670
Radware Ltd.(a)	303,408	6,113,671
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	73,910	4,220,460
Reit 1 Ltd.	966,655	4,143,922
Retailors Ltd.	23,993	455,978
Riskified Ltd.(a)	276,359	1,356,923
Sapiens International Corp. NV	173,739	3,523,360
Scope Metals Group Ltd.(a)(b)	38,882	1,294,469
Sella Capital Real Estate Ltd.	1,109,562	2,291,465
Shapir Engineering and Industry Ltd.	721,724	5,157,912
Shikun & Binui Ltd.(a)(b)	1,777,526	3,815,202
Shufersal Ltd.	1,466,870	7,477,134
Sisram Medical Ltd.(d)	508,000	757,084
Strauss Group Ltd.(b)	336,677	7,507,261
Summit Real Estate Holdings Ltd.	104,457	1,158,867
Taboola.com Ltd.(a)(b)	530,542	1,225,552
Tadiran Group Ltd.(b)	19,978	1,789,822
Taro Pharmaceutical Industries Ltd.(a)	48,633	1,225,552
Tel Aviv Stock Exchange Ltd.	533,148	2,455,137
Teva Pharmaceutical Industries Ltd., ADR(a)	5,895,489	51,467,619
Tower Semiconductor Ltd.(a)	608,091	26,811,853
Tremor International Ltd.(a)(b)	436,434	1,216,548
Turpaz Industries Ltd., NVS	185,280	692,411

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)	307,769	$26,846,690
YH Dimri Construction & Development Ltd.(b)	7,454	402,961
ZIM Integrated Shipping Services Ltd.(b)	477,436	8,149,833
		857,715,033
Italy — 2.5%
A2A SpA	8,498,070	14,993,868
ACEA SpA	323,888	4,749,867
Amplifon SpA	665,845	24,443,102
Anima Holding SpA(d)	1,767,772	7,345,829
Antares Vision SpA(a)(b)	142,982	1,049,296
Ascopiave SpA	309,593	991,105
Assicurazioni Generali SpA	5,960,325	124,142,345
Autogrill SpA(a)	1,135,804	8,319,768
Azimut Holding SpA	609,187	13,606,846
Banca Generali SpA	389,872	12,943,343
Banca IFIS SpA	173,417	2,912,450
Banca Mediolanum SpA	1,225,298	11,078,326
Banca Monte dei Paschi di Siena SpA(a)	2,246,846	5,180,098
Banca Popolare di Sondrio SPA	2,703,716	12,282,368
Banco BPM SpA	7,676,506	31,213,270
BFF Bank SpA(d)	794,759	7,648,083
Biesse SpA	42,993	656,861
BPER Banca	5,926,115	16,644,661
Brembo SpA	933,753	13,720,593
Brunello Cucinelli SpA	190,781	18,267,738
Buzzi Unicem SpA	540,958	13,451,376
Carel Industries SpA(d)	138,363	3,628,946
CIR SpA-Compagnie Industriali(a)	3,501,310	1,477,095
Credito Emiliano SpA	549,371	4,217,544
d’Amico International Shipping SA	2,316,264	1,031,067
Danieli & C Officine Meccaniche SpA	109,019	2,837,166
Datalogic SpA	51,349	426,394
De’ Longhi SpA	415,174	9,646,956
DiaSorin SpA	136,098	14,781,973
Digital Bros. SpA(b)	20,898	475,301
Digital Value SpA	3,619	264,528
doValue SpA(d)	127,537	895,480
El.En. SpA	170,595	2,203,206
Enav SpA(d)	1,436,849	6,752,387
Enel SpA	43,762,063	298,987,423
Eni SpA	13,431,106	202,909,328
ERG SpA	354,760	10,713,114
Esprinet SpA	174,717	1,547,961
Ferrari NV	673,055	187,545,664
Fila SpA	22,658	187,614
Fincantieri SpA(a)(b)	1,548,424	943,225
FinecoBank Banca Fineco SpA	3,198,957	48,488,787
Gruppo MutuiOnline SpA	73,440	2,290,137
GVS SpA(a)(b)(d)	358,154	2,444,494
Hera SpA	4,331,670	13,485,600
Illimity Bank SpA(a)	162,660	1,147,779
Industrie De Nora SpA(a)	176,584	3,521,483
Infrastrutture Wireless Italiane SpA(d)	1,798,987	24,969,073
Interpump Group SpA	389,998	21,765,679
Intesa Sanpaolo SpA	86,219,098	226,703,738
Iren SpA	4,071,746	8,799,181
Italgas SpA	2,677,051	17,479,750
Juventus Football Club SpA(a)(b)	6,038,888	1,925,568
Leonardo SpA	2,143,132	25,539,474
LU-VE SpA, NVS	47,425	1,588,632
Security	Shares	Value

Italy (continued)
Maire Tecnimont SpA	1,162,099	$4,987,389
MARR SpA	242,153	3,793,917
Mediobanca Banca di Credito Finanziario SpA	3,177,463	34,123,351
Moncler SpA	1,103,157	81,833,475
Nexi SpA(a)(d)	3,183,677	26,398,381
OVS SpA(d)	1,005,361	3,022,394
Pharmanutra SpA	17,927	994,907
Piaggio & C SpA	1,510,397	6,214,911
Pirelli & C SpA(d)	1,894,080	9,921,244
Poste Italiane SpA(d)	2,849,610	29,655,728
Prysmian SpA	1,343,482	54,982,848
RAI Way SpA(d)	242,299	1,552,170
Recordati Industria Chimica e Farmaceutica SpA	558,793	25,722,597
Reply SpA	147,919	17,232,920
Safilo Group SpA(a)	1,211,576	1,745,469
Saipem SpA(a)	6,206,017	9,493,516
Salcef SpA	78,539	1,832,732
Salvatore Ferragamo SpA	345,366	6,072,507
Sanlorenzo SpA/Ameglia	19,525	876,295
Saras SpA(a)	3,466,815	4,482,217
Seco SpA(a)(b)	132,453	680,263
Sesa SpA	25,539	3,130,032
Snam SpA	10,947,096	60,840,415
SOL SpA	193,257	5,579,289
Stellantis NV	12,111,996	200,896,486
Tamburi Investment Partners SpA	322,260	3,077,539
Technogym SpA(d)	726,551	6,629,951
Technoprobe SpA(a)(b)	649,877	4,623,772
Telecom Italia SpA/Milano(a)(b)	53,382,798	15,700,557
Tenaris SA	2,517,699	36,016,362
Terna - Rete Elettrica Nazionale	7,490,271	64,833,845
Tinexta SpA	69,900	1,425,238
Tod’s SpA(a)(b)	63,400	2,679,828
UniCredit SpA	10,258,416	203,275,416
Unipol Gruppo SpA	2,334,674	13,126,429
Webuild SpA(b)	2,124,438	4,567,960
Wiit SpA(b)	26,995	587,583
Zignago Vetro SpA	64,674	1,201,305
		2,451,074,178
Japan — 22.3%
77 Bank Ltd. (The)	430,200	6,994,140
ABC-Mart Inc.	176,800	10,047,317
Activia Properties Inc.	3,173	9,245,665
Adastria Co. Ltd.	140,000	2,640,216
ADEKA Corp.	571,800	9,656,255
Advance Logistics Investment Corp.	3,403	3,449,259
Advance Residence Investment Corp.	6,858	17,793,784
Advantest Corp.	972,400	75,780,948
Adventure Inc.(b)	13,900	1,036,446
Aeon Co. Ltd.	3,493,900	71,212,667
Aeon Delight Co. Ltd.	101,000	2,238,245
AEON Financial Service Co. Ltd.	653,300	5,819,346
Aeon Hokkaido Corp.	85,700	514,138
Aeon Mall Co. Ltd.	542,900	7,319,670
AEON REIT Investment Corp.	9,529	10,924,511
AGC Inc.	1,027,700	38,317,651
Ai Holdings Corp.	172,700	3,023,447
Aica Kogyo Co. Ltd.	247,500	5,626,853
Aichi Financial Group Inc., NVS	181,900	2,856,455
Aida Engineering Ltd.	447,400	2,818,342

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aiful Corp.	2,085,100	$5,671,381
Ain Holdings Inc.	128,100	5,326,883
Air Water Inc.	957,200	12,094,966
Airtrip Corp.	65,000	1,307,252
Aisin Corp.	793,800	23,299,186
Ajinomoto Co. Inc.	2,424,900	87,209,950
Alfresa Holdings Corp.	796,100	11,527,120
Alpen Co. Ltd.	59,400	908,272
Alps Alpine Co. Ltd.	1,008,576	9,208,353
Amada Co. Ltd.	1,751,500	16,353,744
Amano Corp.	422,100	8,594,358
Amvis Holdings Inc.	177,600	3,867,640
ANA Holdings Inc.(a)	866,800	18,907,544
Anicom Holdings Inc.	442,600	1,723,018
Anritsu Corp.	733,900	6,719,960
AOKI Holdings Inc.	159,600	1,111,666
Aozora Bank Ltd.(b)	629,200	11,287,208
Appier Group Inc.(a)	295,200	3,352,202
Arata Corp.	10,400	338,163
ARCLANDS Corp.	107,800	1,220,945
Arcs Co. Ltd.	183,600	3,338,073
Argo Graphics Inc.	11,300	318,401
Ariake Japan Co. Ltd.	94,700	3,840,711
ARTERIA Networks Corp.	41,200	394,615
As One Corp.	144,900	6,138,620
Asahi Group Holdings Ltd.	2,439,500	94,247,823
Asahi Holdings Inc.	447,300	6,585,279
Asahi Intecc Co. Ltd.	1,161,400	21,016,970
Asahi Kasei Corp.	6,701,500	47,333,752
Asics Corp.	862,300	24,102,423
ASKUL Corp.	233,300	3,109,145
Astellas Pharma Inc.	9,787,700	147,447,380
Atom Corp.(a)(b)	760,500	4,683,920
Autobacs Seven Co. Ltd.	541,600	6,158,946
Avex Inc.	184,700	2,115,309
Awa Bank Ltd. (The)	170,700	2,553,136
Axial Retailing Inc.	21,700	563,189
Azbil Corp.	624,200	17,456,842
AZ-COM MARUWA Holdings Inc.	197,200	2,907,800
Bandai Namco Holdings Inc.	3,212,400	72,970,989
Bank of Kyoto Ltd. (The)	295,900	14,559,000
BayCurrent Consulting Inc.	702,900	24,432,794
Belc Co. Ltd.	40,500	1,829,774
Bell System24 Holdings Inc.	95,700	983,850
Belluna Co. Ltd.	141,000	773,600
Benefit One Inc.	444,000	6,111,341
Benesse Holdings Inc.	449,400	6,450,067
BeNext-Yumeshin Group Co.	297,600	4,408,706
Bengo4.com Inc.(a)(b)	49,700	956,904
Bic Camera Inc.(b)	636,900	5,328,602
BIPROGY Inc.	422,700	10,191,120
BML Inc.	126,900	2,849,974
Bridgestone Corp.	3,065,800	123,117,438
Brother Industries Ltd.	1,231,000	19,333,147
Bunka Shutter Co. Ltd.	38,700	329,747
Bushiroad Inc.(b)	144,800	950,398
C Uyemura & Co. Ltd.	56,500	2,726,265
Calbee Inc.	472,700	10,221,998
Canon Electronics Inc.	97,100	1,322,548
Canon Inc.	5,402,200	128,666,058
Security	Shares	Value

Japan (continued)
Canon Marketing Japan Inc.	224,500	$5,613,161
Capcom Co. Ltd.	939,900	35,319,186
Casio Computer Co. Ltd.	1,005,400	9,566,178
Cawachi Ltd.	90,000	1,542,905
CellSource Co. Ltd.(a)(b)	44,200	835,457
Central Glass Co. Ltd.	124,900	2,697,429
Central Japan Railway Co.	779,600	96,513,439
Change Inc.	198,300	3,354,810
Chiba Bank Ltd. (The)	3,133,500	20,461,837
Chiyoda Corp.(a)(b)	830,400	2,449,801
Chofu Seisakusho Co. Ltd.	28,000	505,484
Chubu Electric Power Co. Inc.	3,383,300	37,731,764
Chudenko Corp.	18,400	301,768
Chugai Pharmaceutical Co. Ltd.	3,597,600	92,838,361
Chugin Financial Group Inc., NVS	890,700	5,976,615
Chugoku Electric Power Co. Inc. (The)(a)	1,400,700	7,375,669
Chugoku Marine Paints Ltd.	36,300	317,224
Citizen Watch Co. Ltd.	1,528,900	8,459,927
CKD Corp.	366,800	5,587,312
Coca-Cola Bottlers Japan Holdings Inc.	680,350	7,331,624
COLOPL Inc.	451,800	2,124,421
Colowide Co. Ltd.(b)	423,900	6,494,415
Comforia Residential REIT Inc.	4,824	12,068,772
COMSYS Holdings Corp.	601,500	11,510,394
Comture Corp.	95,300	1,405,921
Concordia Financial Group Ltd.	5,707,100	21,654,785
Cosmo Energy Holdings Co. Ltd.	402,500	12,867,554
Cosmos Pharmaceutical Corp.	108,400	10,661,704
CRE Logistics REIT Inc.	2,644	3,640,647
Create Restaurants Holdings Inc.	635,800	4,639,400
Create SD Holdings Co. Ltd.	145,400	3,527,005
Credit Saison Co. Ltd.	767,000	10,626,716
Curves Holdings Co. Ltd.	127,000	740,428
CyberAgent Inc.	2,300,300	20,073,791
CYBERDYNE Inc.(a)(b)	578,100	1,194,841
Cybozu Inc.	119,000	2,375,438
Dai Nippon Printing Co. Ltd.	1,232,700	35,435,319
Daicel Corp.	1,328,000	10,469,768
Daido Steel Co. Ltd.	138,000	5,314,404
Daifuku Co. Ltd.	1,627,400	29,984,480
Daihen Corp.	105,000	3,457,789
Daiho Corp.	36,000	1,034,269
Dai-ichi Life Holdings Inc.	5,234,800	97,371,293
Daiichi Sankyo Co. Ltd.	9,367,400	321,438,630
Daiichikosho Co. Ltd.	393,600	7,056,543
Daiken Corp.	7,200	123,752
Daiki Aluminium Industry Co. Ltd.	97,800	1,003,367
Daikin Industries Ltd.	1,335,300	242,531,969
Daikokutenbussan Co. Ltd.	21,200	848,755
Daio Paper Corp.	475,100	3,850,302
Daiseki Co. Ltd.	234,820	6,718,290
Daishi Hokuetsu Financial Group Inc.	178,200	3,971,104
Daito Trust Construction Co. Ltd.	329,000	31,181,859
Daiwa House Industry Co. Ltd.	3,227,700	82,269,156
Daiwa House REIT Investment Corp.	11,438	24,336,270
Daiwa Office Investment Corp.	1,514	6,581,076
Daiwa Securities Group Inc.	7,278,900	33,808,253
Daiwa Securities Living Investments Corp.	12,339	10,491,266
Daiwabo Holdings Co. Ltd.	490,000	9,245,914
DCM Holdings Co. Ltd.	655,700	6,868,666

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Demae-Can Co. Ltd.(a)(b)	300,000	$836,335
DeNA Co. Ltd.(a)	522,300	7,335,565
Denka Co. Ltd.	450,200	9,016,360
Denso Corp.	2,334,100	140,894,645
Dentsu Group Inc.	1,072,500	38,647,342
Descente Ltd.	149,300	4,742,075
Dexerials Corp.	288,400	5,488,416
DIC Corp.	482,000	8,904,182
Digital Arts Inc.	58,100	2,162,687
Digital Garage Inc.	190,800	6,731,399
Dip Corp.	186,700	4,606,277
Direct Marketing MiX Inc.	56,400	496,944
Disco Corp.	458,500	52,202,600
DMG Mori Co. Ltd.	677,200	10,864,091
Doshisha Co. Ltd.	83,500	1,314,694
Doutor Nichires Holdings Co. Ltd.	185,500	2,925,231
Dowa Holdings Co. Ltd.	277,200	9,056,255
DTS Corp.	207,400	4,927,735
Duskin Co. Ltd.	242,600	5,951,495
DyDo Group Holdings Inc.	16,000	598,064
Earth Corp.	74,700	2,738,030
East Japan Railway Co.	1,629,600	93,248,320
Ebara Corp.	515,100	22,536,299
EDION Corp.	524,400	5,160,590
eGuarantee Inc.	139,900	2,174,081
Eiken Chemical Co. Ltd.	118,100	1,373,128
Eisai Co. Ltd.	1,341,800	77,426,290
Eizo Corp.	95,900	3,143,422
Elan Corp.	74,100	554,901
Elecom Co. Ltd.	220,400	2,091,502
Electric Power Development Co. Ltd.	763,200	12,203,367
en Japan Inc.	175,600	3,152,071
ENEOS Holdings Inc.	16,422,750	58,424,328
eRex Co. Ltd.	163,600	2,090,621
ES-Con Japan Ltd.	37,400	238,750
Euglena Co. Ltd.(a)	616,000	4,034,719
Exedy Corp.	152,100	2,189,393
EXEO Group Inc.	531,200	9,856,473
Ezaki Glico Co. Ltd.	227,200	5,843,739
Fancl Corp.	460,700	7,972,716
FANUC Corp.	5,133,700	173,371,176
Fast Retailing Co. Ltd.	937,100	221,906,814
FCC Co. Ltd.	183,200	2,361,725
Ferrotec Holdings Corp.	235,400	5,323,918
Fields Corp.	185,000	2,517,858
Financial Products Group Co. Ltd.	279,200	2,273,157
Food & Life Companies Ltd.	592,000	14,259,021
FP Corp.	247,300	6,151,618
Freee KK(a)	210,900	6,034,536
Frontier Real Estate Investment Corp.	2,290	8,273,692
Fuji Co. Ltd./Ehime	178,600	2,331,737
Fuji Corp./Aichi	475,800	7,980,670
Fuji Electric Co. Ltd.	665,000	26,843,045
Fuji Kyuko Co. Ltd.	111,100	4,267,558
Fuji Media Holdings Inc.	219,800	2,060,559
Fuji Oil Holdings Inc.	238,200	3,680,010
Fuji Seal International Inc.	229,000	2,602,785
Fuji Soft Inc.	140,100	8,370,183
Fujicco Co. Ltd.	9,800	138,745
FUJIFILM Holdings Corp.	1,954,900	101,889,284
Security	Shares	Value

Japan (continued)
Fujikura Ltd.	1,388,800	$9,468,999
Fujimi Inc.	95,600	4,952,435
Fujimori Kogyo Co. Ltd.	13,900	322,963
Fujitec Co. Ltd.	415,800	11,076,591
Fujitsu General Ltd.	419,400	10,788,760
Fujitsu Ltd.	1,051,100	140,087,685
Fujiya Co. Ltd.(b)	73,900	1,372,003
Fukui Computer Holdings Inc.	20,500	406,906
Fukuoka Financial Group Inc.	895,680	16,870,198
Fukuoka REIT Corp.	5,194	6,240,647
Fukushima Galilei Co. Ltd.	4,900	184,775
Fukuyama Transporting Co. Ltd.	97,800	2,614,113
Fullcast Holdings Co. Ltd.	54,200	984,029
Funai Soken Holdings Inc.	157,000	3,009,623
Furukawa Co. Ltd.	180,500	1,783,857
Furukawa Electric Co. Ltd.	394,000	7,213,539
Fuso Chemical Co. Ltd.	72,600	2,020,293
Future Corp.	223,300	2,856,300
Fuyo General Lease Co. Ltd.	82,800	6,059,735
G-7 Holdings Inc.	67,800	714,903
Genky DrugStores Co. Ltd.	27,200	804,003
Geo Holdings Corp.	71,100	860,170
Giken Ltd.	68,400	1,075,034
Global One Real Estate Investment Corp.	6,531	5,053,545
GLOBERIDE Inc.	73,500	1,347,382
Glory Ltd.	228,300	4,853,981
GLP J-Reit	23,539	26,895,071
GMO Financial Gate Inc.	18,400	1,485,649
GMO Financial Holdings Inc.	90,200	411,859
GMO GlobalSign Holdings KK(b)	26,400	749,096
GMO internet group Inc.	456,200	9,177,224
GMO Payment Gateway Inc.	224,300	17,542,904
GNI Group Ltd.(a)	245,000	1,846,496
Goldcrest Co. Ltd.	69,500	931,627
Goldwin Inc.	122,500	11,130,606
Gree Inc.	485,100	2,513,099
GS Yuasa Corp.	428,100	7,534,452
GungHo Online Entertainment Inc.	244,730	4,698,589
Gunma Bank Ltd. (The)	2,330,300	7,979,956
Gunze Ltd.	80,700	2,791,165
H.U. Group Holdings Inc.	270,200	5,462,418
H2O Retailing Corp.	566,200	6,709,256
Hachijuni Bank Ltd. (The)	2,286,600	10,244,215
Hakuhodo DY Holdings Inc.	1,240,700	14,619,581
Hakuto Co. Ltd.	55,100	1,729,524
Hamamatsu Photonics KK	742,900	39,383,988
Hankyu Hanshin Holdings Inc.	1,201,600	37,515,497
Hankyu Hanshin REIT Inc.	4,351	4,662,770
Hanwa Co. Ltd.	170,300	5,273,351
Harmonic Drive Systems Inc.(b)	254,900	7,793,357
Haseko Corp.	1,295,400	15,814,663
Hazama Ando Corp.	1,099,300	7,256,816
Heiwa Corp.	411,900	8,132,601
Heiwa Real Estate Co. Ltd.	172,200	4,927,415
Heiwa Real Estate REIT Inc.	5,972	6,994,645
Heiwado Co. Ltd.	162,400	2,467,529
Hiday Hidaka Corp.	39,400	662,732
Hikari Tsushin Inc.	106,300	14,504,109
Hino Motors Ltd.(a)	1,515,300	5,970,457
Hioki E.E. Corp.	36,500	2,431,035

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hirata Corp.	47,800	$2,385,768
Hirogin Holdings Inc.	1,640,800	8,137,572
Hirose Electric Co. Ltd.	150,445	20,303,884
HIS Co. Ltd.(a)(b)	270,700	4,078,566
Hisamitsu Pharmaceutical Co. Inc.	230,100	6,364,470
Hitachi Construction Machinery Co. Ltd.	568,200	14,001,515
Hitachi Ltd.	5,182,100	286,645,862
Hitachi Zosen Corp.	1,030,900	6,393,341
Hogy Medical Co. Ltd.	144,900	3,629,741
Hokkaido Electric Power Co. Inc.(a)	1,002,600	3,776,900
Hokkoku Financial Holdings Inc.	112,200	3,920,941
Hokuetsu Corp.	838,100	5,543,231
Hokuhoku Financial Group Inc.	762,300	5,494,031
Hokuriku Electric Power Co.(a)(b)	891,600	4,165,531
Hokuto Corp.	125,000	1,715,754
Honda Motor Co. Ltd.	8,774,000	232,712,992
Horiba Ltd.	170,600	9,398,812
Hoshino Resorts REIT Inc.	1,273	6,629,572
Hoshizaki Corp.	570,900	20,107,769
Hosiden Corp.	370,000	4,738,402
House Foods Group Inc.	406,500	8,938,169
Hoya Corp.	1,912,600	200,545,634
Hulic Co. Ltd.	2,070,800	17,829,696
Hulic Reit Inc.	7,627	8,787,861
Hyakugo Bank Ltd. (The)	1,336,600	3,859,294
Ibiden Co. Ltd.	604,500	23,784,785
Ichibanya Co. Ltd.	89,100	3,539,470
Ichigo Inc.	1,740,400	3,330,073
Ichigo Office REIT Investment Corp.	8,616	5,575,842
Idec Corp./Japan	148,600	3,638,971
Idemitsu Kosan Co. Ltd.	1,102,828	23,482,560
IDOM Inc.	254,300	1,572,409
IHI Corp.	726,700	18,311,459
Iida Group Holdings Co. Ltd.	737,500	13,112,225
Iino Kaiun Kaisha Ltd.	725,500	5,459,388
Inaba Denki Sangyo Co. Ltd.	226,200	5,052,393
Inabata & Co. Ltd.	177,700	3,627,394
Inageya Co. Ltd.(b)	105,000	1,274,801
Industrial & Infrastructure Fund Investment Corp.	10,124	11,602,271
Infocom Corp.	106,100	1,763,039
Infomart Corp.	1,178,000	2,532,120
Information Services International-Dentsu Ltd.	123,000	4,336,036
INFRONEER Holdings Inc.	1,461,356	11,542,647
Inpex Corp.	5,540,500	60,629,944
Insource Co. Ltd.	227,100	2,083,792
Internet Initiative Japan Inc.	537,400	11,121,076
Invincible Investment Corp.	35,787	15,451,305
Iriso Electronics Co. Ltd.	103,600	3,546,188
Isetan Mitsukoshi Holdings Ltd.	1,759,100	19,421,789
Isuzu Motors Ltd.	3,081,200	36,385,941
Ito En Ltd.	286,100	8,849,735
ITOCHU Corp.	6,341,300	210,371,740
Itochu Enex Co. Ltd.	202,500	1,733,238
Itochu Techno-Solutions Corp.	549,600	14,232,208
Itoham Yonekyu Holdings Inc.	868,600	4,760,607
Iwatani Corp.	215,100	10,183,430
Iyogin Holdings Inc., NVS	1,428,100	8,361,930
Izumi Co. Ltd.	152,900	3,595,592
J Front Retailing Co. Ltd.	1,260,800	13,260,153
J Trust Co. Ltd.(b)	389,400	1,135,953
Security	Shares	Value

Japan (continued)
JAC Recruitment Co. Ltd.	35,700	$667,027
Jaccs Co. Ltd.	127,000	4,257,135
JAFCO Group Co. Ltd.	299,900	3,821,357
Japan Airlines Co. Ltd.	774,900	14,782,451
Japan Airport Terminal Co. Ltd.	317,700	15,568,253
Japan Aviation Electronics Industry Ltd.	227,700	3,994,532
Japan Display Inc.(a)(b)	4,705,900	1,424,646
Japan Elevator Service Holdings Co. Ltd.	316,300	4,705,197
Japan Excellent Inc.	7,497	6,414,997
Japan Exchange Group Inc.	2,672,000	43,387,351
Japan Hotel REIT Investment Corp.	25,053	14,154,772
Japan Lifeline Co. Ltd.	418,300	2,877,228
Japan Logistics Fund Inc.	5,491	13,040,260
Japan Material Co. Ltd.	310,400	4,654,099
Japan Metropolitan Fund Invest	37,942	27,781,718
Japan Petroleum Exploration Co. Ltd.	159,300	5,300,597
Japan Post Bank Co. Ltd.	7,920,200	63,247,284
Japan Post Holdings Co. Ltd.	12,696,000	104,512,517
Japan Post Insurance Co. Ltd.	1,092,300	17,737,944
Japan Prime Realty Investment Corp.	4,867	12,655,023
Japan Real Estate Investment Corp.	6,540	25,914,087
Japan Securities Finance Co. Ltd.	843,800	6,368,167
Japan Steel Works Ltd. (The)	391,300	7,109,084
Japan Tobacco Inc.	6,418,500	138,106,029
Japan Wool Textile Co. Ltd. (The)	19,800	147,019
JCR Pharmaceuticals Co. Ltd.	332,200	3,593,086
JCU Corp.	88,100	2,080,314
JDC Corp.	39,200	177,329
Jeol Ltd.	242,200	7,066,549
JFE Holdings Inc.	2,613,800	30,922,027
JGC Holdings Corp.	1,159,800	14,509,406
JINS Holdings Inc.	70,700	1,522,502
JMDC Inc.	152,700	5,474,092
J-Oil Mills Inc.	71,200	845,148
Joshin Denki Co. Ltd.	24,300	362,427
Joyful Honda Co. Ltd.	220,300	2,934,906
JSR Corp.	932,200	21,630,242
JTEKT Corp.	1,114,800	9,206,015
JTOWER Inc.(a)(b)	55,200	2,380,581
Juroku Financial Group Inc.	146,000	3,232,060
Justsystems Corp.	185,800	4,909,764
Kadokawa Corp.	557,400	11,887,542
Kaga Electronics Co. Ltd.	41,400	1,468,733
Kagome Co. Ltd.	512,000	12,435,900
Kajima Corp.	2,221,700	29,394,286
Kakaku.com Inc	725,300	9,979,196
Kaken Pharmaceutical Co. Ltd.	165,400	4,554,315
Kameda Seika Co. Ltd.	25,800	859,133
Kamigumi Co. Ltd.	556,200	12,189,593
Kanamoto Co. Ltd.	147,400	2,469,401
Kandenko Co. Ltd.	598,400	4,508,787
Kaneka Corp.	231,400	6,156,089
Kanematsu Corp.	543,400	7,073,296
Kansai Electric Power Co. Inc. (The)	3,679,400	39,718,041
Kansai Paint Co. Ltd.	941,700	13,276,059
Kanto Denka Kogyo Co. Ltd.	460,000	3,489,757
Kao Corp.	2,500,400	101,037,328
Kappa Create Co. Ltd.(a)(b)	135,800	1,509,019
Katakura Industries Co. Ltd.	30,200	403,504
Katitas Co. Ltd.	255,300	4,985,725

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kato Sangyo Co. Ltd.	109,100	$2,901,087
Kawasaki Heavy Industries Ltd.	789,900	17,183,679
Kawasaki Kisen Kaisha Ltd.	830,000	19,779,168
KDDI Corp.	8,656,700	270,245,994
KeePer Technical Laboratory Co. Ltd.	60,700	2,257,056
Keihan Holdings Co. Ltd.	507,800	13,977,856
Keihanshin Building Co. Ltd.	79,400	749,082
Keikyu Corp.	1,148,500	11,163,368
Keio Corp.	549,600	20,412,106
Keisei Electric Railway Co. Ltd.	678,000	23,925,878
Keiyo Bank Ltd. (The)	579,700	2,407,561
Keiyo Co. Ltd.	55,600	343,862
Kenedix Office Investment Corp.	4,054	8,962,698
Kenedix Residential Next Investment Corp.	6,450	10,119,147
Kenedix Retail REIT Corp.	4,649	8,364,552
Kewpie Corp.	507,400	8,517,870
Keyence Corp.	1,042,500	470,121,707
KFC Holdings Japan Ltd.	66,100	1,406,415
KH Neochem Co. Ltd.	168,300	2,901,831
Kikkoman Corp.	775,400	45,929,806
Kinden Corp.	765,600	10,438,722
Kintetsu Group Holdings Co. Ltd.	905,700	30,573,951
Kirin Holdings Co. Ltd.	4,366,300	70,931,917
Kisoji Co. Ltd.(b)	142,600	2,473,365
Kissei Pharmaceutical Co. Ltd.	160,600	3,253,657
Ki-Star Real Estate Co. Ltd.	46,800	1,406,369
Kitz Corp.	515,500	3,525,408
Kiyo Bank Ltd. (The)	401,300	4,692,614
Koa Corp.(b)	168,300	2,111,405
Kobayashi Pharmaceutical Co. Ltd.	269,100	16,792,384
Kobe Bussan Co. Ltd.	802,300	22,439,051
Kobe Steel Ltd.	1,773,200	13,211,828
Koei Tecmo Holdings Co. Ltd.	789,932	14,526,666
Kohnan Shoji Co. Ltd.	154,100	4,157,720
Koito Manufacturing Co. Ltd.	1,132,800	21,912,268
Kokuyo Co. Ltd.	574,700	8,212,870
Komatsu Ltd.	4,936,000	122,757,660
KOMEDA Holdings Co. Ltd.	231,900	4,377,060
Komeri Co. Ltd.	147,700	3,435,609
Konami Group Corp.	509,000	25,044,820
Konica Minolta Inc.	2,424,100	10,111,815
Konishi Co. Ltd.	96,500	1,449,547
Kose Corp.	176,700	20,620,041
Koshidaka Holdings Co. Ltd.	239,900	2,030,982
Kotobuki Spirits Co. Ltd.	106,700	7,879,229
K’s Holdings Corp.	882,400	7,820,911
Kubota Corp.	5,420,800	82,141,330
Kumagai Gumi Co. Ltd.	163,400	3,474,019
Kumiai Chemical Industry Co. Ltd.	542,827	3,612,787
Kura Sushi Inc.(b)	106,900	2,558,817
Kuraray Co. Ltd.	1,609,700	15,053,290
Kureha Corp.	89,400	5,550,297
Kurita Water Industries Ltd.	586,200	24,566,969
Kusuri no Aoki Holdings Co. Ltd.	83,200	3,992,267
KYB Corp.	91,600	2,922,193
Kyocera Corp.	1,715,000	90,016,106
Kyoei Steel Ltd.	98,600	1,333,140
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,651,803
KYORIN Holdings Inc.	398,100	5,123,760
Kyoritsu Maintenance Co. Ltd.	152,100	6,139,683
Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	1,420,900	$31,616,984
Kyudenko Corp.	205,800	5,487,975
Kyushu Electric Power Co. Inc.(a)	2,090,100	12,170,431
Kyushu Financial Group Inc.	2,066,900	7,450,652
Kyushu Railway Co.	707,900	16,075,535
LaSalle Logiport REIT	9,833	11,681,626
Lasertec Corp.	402,300	54,731,313
Lawson Inc.	239,400	10,873,944
Leopalace21 Corp.(a)	854,000	2,253,428
Life Corp.	86,000	1,824,288
LIFENET INSURANCE Co.(a)	260,300	2,268,647
Link And Motivation Inc.	183,400	658,478
Lintec Corp.	210,000	3,511,836
Lion Corp.	1,235,600	13,470,286
LITALICO Inc.	90,600	1,623,543
Lixil Corp.	1,514,800	23,844,509
M&A Capital Partners Co. Ltd.(a)	74,500	2,104,627
M&A Research Institute Inc., NVS(a)	26,000	1,946,012
M3 Inc.	2,376,800	58,340,865
Mabuchi Motor Co. Ltd.	245,800	6,937,012
Macnica Holdings Inc.	239,500	6,581,528
Maeda Kosen Co. Ltd.	37,600	899,695
Makino Milling Machine Co. Ltd.	123,300	4,509,930
Makita Corp.	1,197,800	33,790,766
Management Solutions Co. Ltd.(b)	52,300	1,239,463
Mandom Corp.	211,900	2,518,923
Mani Inc.	461,400	6,038,163
Marubeni Corp.	8,196,500	116,334,474
Maruha Nichiro Corp.	224,300	4,175,837
Marui Group Co. Ltd.	935,800	14,909,759
Maruichi Steel Tube Ltd.	283,600	6,415,342
MARUKA FURUSATO Corp.	99,700	1,931,187
Maruwa Co. Ltd./Aichi	49,600	6,325,236
Matsuda Sangyo Co. Ltd.	30,900	513,537
Matsui Securities Co. Ltd.(b)	785,700	4,496,172
MatsukiyoCocokara & Co.	615,150	32,941,174
Max Co. Ltd.	27,400	437,576
Maxell Ltd.	413,600	4,555,232
Maxvalu Tokai Co. Ltd.	2,500	49,818
Mazda Motor Corp.	3,007,600	27,217,227
McDonald’s Holdings Co. Japan Ltd.(b)	486,700	20,276,037
MCJ Co. Ltd.	252,700	1,747,781
Mebuki Financial Group Inc.	5,308,010	13,597,287
Medipal Holdings Corp.	904,300	13,815,824
Medley Inc.(a)	122,700	3,205,096
Megachips Corp.(a)	81,300	1,927,923
Megmilk Snow Brand Co. Ltd.	240,600	3,453,270
Meidensha Corp.	173,900	2,362,444
MEIJI Holdings Co. Ltd.	1,171,300	28,263,130
Meiko Electronics Co. Ltd.	104,700	2,112,780
Meitec Corp.	404,600	6,836,915
Melco Holdings Inc.	43,200	1,065,139
Menicon Co. Ltd.	324,400	6,890,028
Mercari Inc.(a)	564,900	9,714,437
METAWATER Co. Ltd.	56,100	739,339
Micronics Japan Co. Ltd.	182,000	1,658,047
Midac Holdings Co. Ltd.	36,400	511,772
Milbon Co. Ltd.	141,600	5,970,193
Mimasu Semiconductor Industry Co. Ltd.	29,500	570,030
MINEBEA MITSUMI Inc.	1,955,759	36,217,967

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mirai Corp.	6,001	$2,004,104
MIRAIT ONE corp.	559,700	6,952,220
MISUMI Group Inc.	1,505,400	37,977,015
Mitani Sekisan Co. Ltd.	15,000	530,051
Mitsubishi Chemical Group Corp.	6,792,600	39,849,739
Mitsubishi Corp.	6,692,400	248,126,449
Mitsubishi Electric Corp.	10,301,100	127,722,114
Mitsubishi Estate Co. Ltd.	6,073,300	74,849,177
Mitsubishi Estate Logistics REIT Investment Corp.	2,376	7,286,337
Mitsubishi Gas Chemical Co. Inc.	811,500	11,814,204
Mitsubishi HC Capital Inc.	3,795,870	19,703,354
Mitsubishi Heavy Industries Ltd.	1,703,700	64,604,699
Mitsubishi Logisnext Co. Ltd.	37,900	276,011
Mitsubishi Logistics Corp.	383,600	9,505,306
Mitsubishi Materials Corp.	613,000	10,037,642
Mitsubishi Motors Corp.(a)	3,555,900	13,667,572
Mitsubishi Pencil Co. Ltd.	169,700	2,219,947
Mitsubishi Research Institute Inc.	15,400	558,755
Mitsubishi Shokuhin Co. Ltd.	48,600	1,255,520
Mitsubishi UFJ Financial Group Inc.	63,956,400	400,337,191
Mitsuboshi Belting Ltd.	121,600	3,483,801
Mitsui & Co. Ltd.	7,641,300	238,551,513
Mitsui Chemicals Inc.	957,300	24,220,650
Mitsui DM Sugar Holdings Co. Ltd.	108,800	1,824,627
Mitsui Fudosan Co. Ltd.	4,848,100	96,292,998
Mitsui Fudosan Logistics Park Inc.	2,863	10,757,930
Mitsui High-Tec Inc.(b)	105,400	6,356,258
Mitsui Mining & Smelting Co. Ltd.	288,300	6,865,241
Mitsui OSK Lines Ltd.	1,833,500	45,453,579
Mitsui-Soko Holdings Co. Ltd.	112,800	3,310,992
Miura Co. Ltd.	496,000	13,212,084
Mixi Inc.	199,300	4,213,434
Mizuho Financial Group Inc.	12,874,070	186,620,312
Mizuho Leasing Co. Ltd.	139,300	3,903,498
Mochida Pharmaceutical Co. Ltd.	134,900	3,466,843
Modec Inc.(a)	108,500	1,178,025
Monex Group Inc.	976,400	3,707,945
Money Forward Inc.(a)	238,700	9,940,496
Monogatari Corp. (The)	147,800	3,106,714
MonotaRO Co. Ltd.	1,351,500	20,446,701
Mori Hills REIT Investment Corp.	8,604	9,724,208
Mori Trust Sogo REIT Inc.	12,460	6,557,954
Morinaga & Co. Ltd./Japan	183,400	5,435,143
Morinaga Milk Industry Co. Ltd.	182,900	6,879,025
Morita Holdings Corp.	90,400	952,696
MOS Food Services Inc.	144,000	3,308,465
MS&AD Insurance Group Holdings Inc.	2,297,000	75,392,827
Murata Manufacturing Co. Ltd.	3,088,900	175,252,366
Musashi Seimitsu Industry Co. Ltd.	246,400	3,321,319
Musashino Bank Ltd. (The)	114,400	1,857,344
Nabtesco Corp.	579,900	13,977,630
Nachi-Fujikoshi Corp.	86,300	2,438,877
Nafco Co. Ltd.	59,700	815,386
Nagaileben Co. Ltd.	52,400	815,116
Nagase & Co. Ltd.	612,600	9,651,610
Nagawa Co. Ltd.	18,300	854,531
Nagoya Railroad Co. Ltd.	973,500	15,704,623
Nakanishi Inc.	429,400	8,134,899
Nankai Electric Railway Co. Ltd.	552,100	12,880,010
Nanto Bank Ltd. (The)	137,100	2,497,535
Security	Shares	Value

Japan (continued)
NEC Corp.	1,318,600	$50,707,162
NEC Networks & System Integration Corp.	546,400	6,811,156
NET One Systems Co. Ltd.	449,200	10,591,404
Nexon Co. Ltd.	2,540,100	57,381,750
Nextage Co. Ltd.	232,000	4,208,579
NGK Insulators Ltd.	1,247,200	15,654,637
NGK Spark Plug Co. Ltd.	805,700	16,887,332
NH Foods Ltd.	444,500	12,971,832
NHK Spring Co. Ltd.	1,183,700	8,776,098
Nichias Corp.	396,900	8,027,069
Nichicon Corp.	405,500	3,843,836
Nichiden Corp.	59,200	877,550
Nichiha Corp.	127,000	2,683,323
Nichirei Corp.	563,900	11,568,459
Nidec Corp.	2,399,900	118,751,994
Nifco Inc./Japan	483,400	13,902,808
Nihon Kohden Corp.	474,400	13,125,984
Nihon M&A Center Holdings Inc.	1,641,200	12,545,076
Nihon Parkerizing Co. Ltd.	629,000	4,923,286
Nikkiso Co. Ltd.	263,200	1,848,608
Nikkon Holdings Co. Ltd.	233,400	4,522,911
Nikon Corp.	1,594,900	16,486,593
Nintendo Co. Ltd.	5,937,800	251,034,562
Nippn Corp., New	270,800	3,520,294
Nippon Accommodations Fund Inc.	2,366	11,501,172
Nippon Building Fund Inc.	8,092	33,931,505
Nippon Carbon Co. Ltd.	8,900	272,731
Nippon Ceramic Co. Ltd.	56,300	1,126,875
Nippon Densetsu Kogyo Co. Ltd.(b)	95,800	1,242,309
Nippon Electric Glass Co. Ltd.	468,500	8,943,763
Nippon Express Holdings Inc.	412,300	24,194,560
Nippon Gas Co. Ltd.	563,100	7,918,591
Nippon Kanzai Holdings Co. Ltd.	28,900	563,032
Nippon Kayaku Co. Ltd.	825,200	7,485,980
Nippon Light Metal Holdings Co. Ltd.	389,460	4,080,729
Nippon Paint Holdings Co. Ltd.	4,427,500	39,945,960
Nippon Paper Industries Co. Ltd.(a)	512,800	4,108,868
Nippon Parking Development Co. Ltd.	639,000	1,101,354
Nippon Pillar Packing Co. Ltd.	93,500	2,599,573
Nippon Prologis REIT Inc.	11,861	27,020,209
NIPPON REIT Investment Corp.	2,409	5,654,925
Nippon Road Co. Ltd. (The)	24,900	1,476,390
Nippon Sanso Holdings Corp.	904,500	16,319,600
Nippon Seiki Co. Ltd.	116,100	738,901
Nippon Shinyaku Co. Ltd.	260,300	11,903,178
Nippon Shokubai Co. Ltd.	131,800	5,284,079
Nippon Signal Company Ltd.	272,300	2,223,671
Nippon Soda Co. Ltd.	122,000	4,208,094
Nippon Steel Corp.	4,315,508	92,168,068
Nippon Suisan Kaisha Ltd.	1,821,600	7,964,902
Nippon Telegraph & Telephone Corp.	6,422,000	195,960,762
Nippon Television Holdings Inc.	205,700	1,850,992
Nippon Yusen KK	2,578,900	60,962,333
Nipro Corp.	805,900	6,069,646
Nishimatsu Construction Co. Ltd.	168,200	4,419,964
Nishimatsuya Chain Co. Ltd.	368,400	4,369,077
Nishi-Nippon Financial Holdings Inc.	856,900	7,138,723
Nishi-Nippon Railroad Co. Ltd.	425,000	7,794,640
Nishio Rent All Co. Ltd.	31,100	739,021
Nissan Chemical Corp.	672,500	29,887,275

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	12,525,300	$45,672,686
Nissan Shatai Co. Ltd.	241,100	1,656,486
Nissha Co. Ltd.	224,400	3,061,988
Nisshin Oillio Group Ltd. (The)	132,900	3,321,702
Nisshin Seifun Group Inc.	1,097,100	13,298,441
Nisshinbo Holdings Inc.	744,800	5,733,901
Nissin Foods Holdings Co. Ltd.	326,700	31,497,799
Nitori Holdings Co. Ltd.	433,400	55,187,342
Nitta Corp.	100,500	2,286,384
Nittetsu Mining Co. Ltd.	20,400	551,894
Nitto Boseki Co. Ltd.	129,600	1,810,416
Nitto Denko Corp.	758,300	49,022,741
Nitto Kogyo Corp.	121,500	2,405,685
Noevir Holdings Co. Ltd.	88,700	3,618,578
NOF Corp.	431,800	19,729,554
Nohmi Bosai Ltd.	25,000	322,429
Nojima Corp.	292,800	3,141,036
NOK Corp.	541,100	7,291,903
Nomura Co. Ltd.	550,600	3,813,714
Nomura Holdings Inc.	15,417,900	55,271,634
Nomura Real Estate Holdings Inc.	621,300	15,482,185
Nomura Real Estate Master Fund Inc.	22,219	25,998,581
Nomura Research Institute Ltd.	2,138,040	53,792,119
Noritake Co. Ltd./Nagoya Japan	58,100	1,995,444
Noritsu Koki Co. Ltd.	70,100	1,152,264
Noritz Corp.	120,300	1,631,319
North Pacific Bank Ltd.	2,302,900	4,926,931
NS Solutions Corp.	174,000	4,735,410
NS United Kaiun Kaisha Ltd.	49,100	1,437,976
NSD Co. Ltd.	504,800	9,286,494
NSK Ltd.	1,975,600	11,154,075
NTN Corp.	2,407,600	5,947,148
NTT Data Corp.	3,408,900	46,303,577
NTT UD REIT Investment Corp.	8,696	8,380,768
Obara Group Inc.	63,400	1,992,945
Obayashi Corp.	3,388,100	28,245,808
OBIC Business Consultants Co. Ltd.	155,000	5,885,914
Obic Co. Ltd.	382,400	58,918,333
Odakyu Electric Railway Co. Ltd.	1,579,800	22,067,146
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,539,746
Ohsho Food Service Corp.	70,300	3,201,426
Oiles Corp.	104,200	1,316,821
Oisix ra daichi Inc.(a)(b)	144,500	2,703,609
Oji Holdings Corp.	4,227,200	16,611,619
Okamoto Industries Inc.	43,900	1,307,378
Okamura Corp.	452,200	4,828,076
Okasan Securities Group Inc.	1,190,800	3,742,950
Oki Electric Industry Co. Ltd.	558,100	3,027,401
Okinawa Cellular Telephone Co.	115,000	2,569,291
Okinawa Electric Power Co. Inc. (The)(a)	210,616	1,717,772
Okinawa Financial Group Inc.	71,200	1,099,210
OKUMA Corp.	124,600	5,533,062
Okumura Corp.	168,600	4,136,448
Olympus Corp.	6,538,700	114,469,198
Omron Corp.	998,400	58,565,258
One REIT Inc.	639	1,130,625
Ono Pharmaceutical Co. Ltd.	1,923,100	38,721,798
Open Door Inc.(a)(b)	61,400	661,672
Open House Group Co. Ltd.	413,900	16,544,713
Optex Group Co. Ltd.	114,200	1,718,985
Security	Shares	Value

Japan (continued)
Optorun Co. Ltd.	148,100	$2,257,326
Oracle Corp. Japan	204,500	14,676,717
Organo Corp.	98,300	2,373,704
Orient Corp.	519,110	4,330,750
Oriental Land Co. Ltd./Japan	5,355,200	189,516,123
ORIX Corp.	6,437,500	109,518,108
Orix JREIT Inc.	14,135	18,272,196
Osaka Gas Co. Ltd.	1,981,400	32,774,724
Osaka Organic Chemical Industry Ltd.	74,300	1,126,505
Osaka Soda Co. Ltd.	21,100	682,492
OSAKA Titanium Technologies Co. Ltd.	146,000	3,108,083
OSG Corp.	502,800	7,063,184
Otsuka Corp.	612,900	22,308,968
Otsuka Holdings Co. Ltd.	2,068,300	70,365,128
Outsourcing Inc.	653,300	6,654,887
Pacific Metals Co. Ltd.(a)	86,500	1,203,630
PAL GROUP Holdings Co. Ltd.	127,800	2,933,880
PALTAC Corp.	160,500	6,157,883
Pan Pacific International Holdings Corp.	2,024,500	37,831,693
Panasonic Holdings Corp.	11,885,100	111,943,116
Paramount Bed Holdings Co. Ltd.	217,400	3,855,106
Park24 Co. Ltd.(a)	675,300	10,438,164
Pasona Group Inc.	83,600	1,150,568
Penta-Ocean Construction Co. Ltd.	1,575,800	7,661,025
PeptiDream Inc.(a)	544,200	7,352,664
Persol Holdings Co. Ltd.	919,300	18,955,427
Pharma Foods International Co. Ltd.(b)	130,000	1,685,624
PHC Holdings Corp.	131,700	1,353,261
Pigeon Corp.	612,300	9,534,471
Pilot Corp.	147,400	4,912,428
Piolax Inc.	131,100	1,946,471
PKSHA Technology Inc.(a)	92,000	1,279,321
Plus Alpha Consulting Co. Ltd.	42,200	903,340
Pola Orbis Holdings Inc.	504,400	7,011,230
Pressance Corp.	78,100	1,127,886
Prestige International Inc.	305,700	1,334,332
Prima Meat Packers Ltd.	148,700	2,518,084
Raito Kogyo Co. Ltd.	198,200	2,923,404
Raiznext Corp.	161,100	1,725,017
Raksul Inc.(a)	255,000	2,596,278
Rakus Co. Ltd.	515,800	7,839,827
Rakuten Group Inc.	4,744,500	23,665,329
Recruit Holdings Co. Ltd.	7,743,000	217,218,907
Relia Inc.	241,300	2,590,685
Relo Group Inc.	572,600	8,901,860
Renesas Electronics Corp.(a)	6,267,000	81,674,358
Rengo Co. Ltd.	1,027,600	6,701,778
RENOVA Inc.(a)	192,400	2,725,230
Resona Holdings Inc.	11,573,138	57,680,060
Resorttrust Inc.	530,500	8,760,045
Retail Partners Co. Ltd.	32,200	362,234
Ricoh Co. Ltd.	2,913,400	24,122,154
Ricoh Leasing Co. Ltd.	65,300	1,888,890
Riken Keiki Co. Ltd.	42,100	1,617,844
Ringer Hut Co. Ltd.(a)(b)	157,900	2,802,876
Rinnai Corp.	598,300	14,461,010
Riso Kagaku Corp.	68,000	1,239,563
Riso Kyoiku Co. Ltd.	375,900	820,540
Rohm Co. Ltd.	472,400	35,566,118
Rohto Pharmaceutical Co. Ltd.	1,103,200	22,888,173

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Roland Corp.	65,500	$1,963,420
Rorze Corp.	55,400	4,104,255
Round One Corp.	1,334,800	5,774,033
Royal Holdings Co. Ltd.(b)	169,800	3,600,660
RS Technologies Co. Ltd.	61,200	1,375,010
Ryohin Keikaku Co. Ltd.	1,348,800	14,193,874
Ryosan Co. Ltd.	89,700	2,118,717
Ryoyo Electro Corp.	129,700	2,365,898
S Foods Inc.	48,700	1,083,491
Saibu Gas Holdings Co. Ltd.	101,400	1,411,929
Saizeriya Co. Ltd.	158,500	3,985,098
Sakai Moving Service Co. Ltd.	28,000	986,409
Sakata INX Corp.	5,500	44,865
Sakata Seed Corp.	187,400	5,482,410
SAMTY Co. Ltd.	85,300	1,392,278
Samty Residential Investment Corp.	588	500,646
San-A Co. Ltd.	105,300	3,560,429
San-Ai Obbli Co. Ltd.	58,400	615,304
SanBio Co. Ltd.(a)(b)	212,700	981,071
Sangetsu Corp.	231,300	3,856,926
San-in Godo Bank Ltd. (The)	829,400	4,660,632
Sanken Electric Co. Ltd.	127,200	9,553,932
Sanki Engineering Co. Ltd.	13,100	144,827
Sankyo Co. Ltd.	186,200	8,214,461
Sankyu Inc.	244,400	8,619,914
Sanrio Co. Ltd.	289,300	13,389,343
Sansan Inc.(a)	368,600	4,944,158
Santen Pharmaceutical Co. Ltd.	1,882,500	15,838,655
Sanwa Holdings Corp.	1,124,100	12,312,435
Sanyo Chemical Industries Ltd.	21,100	662,435
Sanyo Denki Co. Ltd.	34,200	1,708,469
Sanyo Special Steel Co. Ltd.	110,700	1,959,232
Sapporo Holdings Ltd.	428,100	11,943,186
Sato Holdings Corp.	160,200	2,710,937
Sawai Group Holdings Co. Ltd.	178,200	5,156,316
SB Technology Corp.	10,600	181,135
SBI Holdings Inc.	1,324,000	25,858,725
SBS Holdings Inc.	58,000	1,413,351
SCREEN Holdings Co. Ltd.	200,800	16,332,912
SCSK Corp.	789,000	11,912,171
Secom Co. Ltd.	1,133,200	72,563,322
Sega Sammy Holdings Inc.	807,900	15,100,877
Seibu Holdings Inc.	1,189,700	13,315,575
Seiko Epson Corp.	1,488,700	22,767,787
Seiko Group Corp.	142,300	3,123,505
Seino Holdings Co. Ltd.	733,200	8,139,985
Seiren Co. Ltd.	218,800	3,637,961
Sekisui Chemical Co. Ltd.	1,939,600	27,605,257
Sekisui House Ltd.	3,327,500	68,408,880
Sekisui House Reit Inc.	21,877	12,400,738
Senko Group Holdings Co. Ltd.	661,300	4,725,860
Septeni Holdings Co. Ltd.(b)	285,500	786,276
Seria Co. Ltd.	220,800	3,925,141
Seven & i Holdings Co. Ltd.	4,026,300	182,461,614
Seven Bank Ltd.	3,393,100	6,945,634
SG Holdings Co. Ltd.	1,540,700	22,170,385
Sharp Corp./Japan(a)	1,265,199	9,017,076
Shibaura Machine Co. Ltd.	136,400	3,175,441
SHIFT Inc.(a)	67,700	12,603,184
Shiga Bank Ltd. (The)	219,700	4,579,775
Security	Shares	Value

Japan (continued)
Shikoku Chemicals Corp.	83,000	$865,126
Shikoku Electric Power Co. Inc.(a)	784,500	4,635,134
Shima Seiki Manufacturing Ltd.(b)	154,900	2,118,487
Shimadzu Corp.	1,272,400	39,796,548
Shimamura Co. Ltd.	116,600	10,704,391
Shimano Inc.	399,900	61,845,495
Shimizu Corp.	2,897,000	17,691,997
Shin Nippon Biomedical Laboratories Ltd.	110,100	2,011,340
Shin-Etsu Chemical Co. Ltd.	9,898,200	282,453,215
Shin-Etsu Polymer Co. Ltd.	60,600	596,227
Shinko Electric Industries Co. Ltd.	412,300	12,241,817
Shinmaywa Industries Ltd.	501,200	4,512,999
Shinsei Bank Ltd.(a)	334,700	6,006,178
Shionogi & Co. Ltd.	1,423,400	63,717,837
Ship Healthcare Holdings Inc.	512,000	9,031,590
Shiseido Co. Ltd.	2,133,500	106,943,359
Shizuoka Financial Group Inc., NVS	2,261,200	17,044,128
Shizuoka Gas Co. Ltd.	137,200	1,166,590
SHO-BOND Holdings Co. Ltd.	201,200	8,598,468
Shochiku Co. Ltd.	46,700	4,193,258
Shoei Co. Ltd.	190,600	3,535,836
Shoei Foods Corp.(b)	18,300	538,364
Showa Denko KK	926,500	14,671,351
Showa Sangyo Co. Ltd.	79,900	1,572,888
Siix Corp.	170,500	1,711,788
Simplex Holdings Inc.	132,600	2,306,954
SKY Perfect JSAT Holdings Inc.	1,323,000	5,158,090
Skylark Holdings Co. Ltd.(a)(b)	1,206,200	16,183,900
SMC Corp.	306,800	153,014,912
SMS Co. Ltd.	442,100	10,389,390
Snow Peak Inc.(b)	144,400	2,187,648
Socionext Inc.(b)	116,700	9,671,241
SoftBank Corp.	15,509,400	174,617,383
SoftBank Group Corp.	6,458,300	242,201,837
Sohgo Security Services Co. Ltd.	449,300	12,548,610
Sojitz Corp.	1,231,200	25,930,932
Solasto Corp.	218,000	1,016,650
Sompo Holdings Inc.	1,676,700	69,968,006
Sony Group Corp.	6,765,400	612,090,772
Sosei Group Corp.(a)(b)	458,800	9,039,421
SOSiLA Logistics REIT Inc.	2,800	2,784,459
Sotetsu Holdings Inc.	477,800	9,097,633
SPARX Group Co. Ltd.	9,920	108,201
S-Pool Inc.	332,800	1,543,813
Square Enix Holdings Co. Ltd.	467,600	23,010,181
SRE Holdings Corp.(a)(b)	56,400	1,265,011
Stanley Electric Co. Ltd.	699,300	15,774,738
Star Asia Investment Corp.	5,997	2,454,755
Star Micronics Co. Ltd.	222,600	2,897,118
Starts Corp. Inc.	139,500	2,636,244
Starts Proceed Investment Corp.	236	399,635
Strike Co. Ltd.	29,100	780,997
Subaru Corp.	3,302,800	53,907,686
Sugi Holdings Co. Ltd.	187,100	7,937,686
SUMCO Corp.	1,883,700	25,941,660
Sumitomo Bakelite Co. Ltd.	176,000	6,730,763
Sumitomo Chemical Co. Ltd.	7,857,100	26,550,865
Sumitomo Corp.	5,982,000	107,214,517
Sumitomo Electric Industries Ltd.	3,797,600	48,465,945
Sumitomo Forestry Co. Ltd.	749,300	16,188,034

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Heavy Industries Ltd.	575,400	$13,902,814
Sumitomo Metal Mining Co. Ltd.	1,311,800	48,416,827
Sumitomo Mitsui Construction Co. Ltd.	1,127,940	3,197,883
Sumitomo Mitsui Financial Group Inc.	6,969,600	284,872,793
Sumitomo Mitsui Trust Holdings Inc.	1,737,700	62,640,081
Sumitomo Osaka Cement Co. Ltd.	150,600	4,235,488
Sumitomo Pharma Co., Ltd.	946,400	5,937,367
Sumitomo Realty & Development Co. Ltd.	1,652,400	38,582,273
Sumitomo Riko Co. Ltd.	107,800	573,989
Sumitomo Rubber Industries Ltd.	884,900	8,116,227
Sumitomo Warehouse Co. Ltd. (The)	440,500	7,318,148
Sundrug Co. Ltd.	390,500	10,763,202
Suntory Beverage & Food Ltd.	733,200	27,601,588
Suruga Bank Ltd.	653,500	2,478,745
Suzuken Co. Ltd.	279,100	7,943,383
Suzuki Motor Corp.	1,973,100	68,798,931
Sysmex Corp.	898,100	57,768,651
Systena Corp.	1,914,300	3,959,557
T Hasegawa Co. Ltd.	122,200	2,909,289
T&D Holdings Inc.	2,798,800	34,275,084
Tadano Ltd.	628,200	4,917,240
Taihei Dengyo Kaisha Ltd.	54,000	1,647,082
Taiheiyo Cement Corp.	606,700	10,878,818
Taikisha Ltd.	121,800	3,299,764
Taisei Corp.	944,100	32,109,693
Taisho Pharmaceutical Holdings Co. Ltd.	199,800	8,628,541
Taiyo Holdings Co. Ltd.	199,500	3,606,270
Taiyo Yuden Co. Ltd.	624,500	19,121,328
Takamatsu Construction Group Co. Ltd.	75,700	1,228,241
Takara Bio Inc.	250,100	3,155,827
Takara Holdings Inc.	844,100	6,651,693
Takara Leben Real Estate Investment Corp.	2,778	1,868,234
Takasago Thermal Engineering Co. Ltd.	222,600	3,737,743
Takashimaya Co. Ltd.	806,200	11,909,448
Takeda Pharmaceutical Co. Ltd.	8,024,280	266,078,183
Takeuchi Manufacturing Co. Ltd.	236,900	6,501,395
Takuma Co. Ltd.	475,200	4,971,448
Tama Home Co. Ltd.(b)	78,600	2,150,040
Tamron Co. Ltd.	100,700	2,456,867
TBS Holdings Inc.	182,100	2,745,649
TDK Corp.	2,068,700	71,119,626
TechMatrix Corp.	187,900	2,242,033
TechnoPro Holdings Inc.	577,800	15,764,507
Teijin Ltd.	840,500	9,387,492
Tenma Corp.	67,200	1,157,676
Terumo Corp.	3,466,700	103,813,037
T-Gaia Corp.	114,300	1,402,262
THK Co. Ltd.	619,800	13,905,178
TIS Inc.	1,233,200	33,863,318
TKC Corp.	72,400	1,956,781
TKP Corp.(a)	76,700	1,538,898
Toa Corp./Tokyo	90,400	1,962,189
Toagosei Co. Ltd.	647,800	5,600,709
Tobu Railway Co. Ltd.	988,700	25,237,351
TOC Co. Ltd.	109,700	540,289
Tocalo Co. Ltd.	488,500	4,587,603
Toda Corp.	1,315,700	7,697,595
Toei Animation Co. Ltd.(b)	43,700	4,452,656
Toei Co. Ltd.	36,600	4,928,188
Toenec Corp.	35,900	915,083
Security	Shares	Value

Japan (continued)
Toho Bank Ltd. (The)	885,400	$1,461,466
Toho Co. Ltd./Tokyo	595,800	23,669,066
Toho Gas Co. Ltd.	402,100	7,523,446
Toho Holdings Co. Ltd.	402,100	8,022,292
Toho Titanium Co. Ltd.(b)	177,300	2,646,656
Tohoku Electric Power Co. Inc.(a)	2,407,700	12,379,270
Tokai Carbon Co. Ltd.	1,221,300	11,098,814
Tokai Corp./Gifu	56,700	856,676
TOKAI Holdings Corp.	699,200	4,541,882
Tokai Rika Co. Ltd.	256,000	3,536,384
Tokai Tokyo Financial Holdings Inc.	1,871,600	4,844,808
Token Corp.	52,210	3,037,134
Tokio Marine Holdings Inc.	9,828,600	197,623,835
Tokushu Tokai Paper Co. Ltd.	4,600	100,102
Tokuyama Corp.	381,300	6,218,662
Tokyo Century Corp.	190,400	6,550,169
Tokyo Electric Power Co. Holdings Inc.(a)	8,116,300	29,100,288
Tokyo Electron Device Ltd.	33,400	1,914,052
Tokyo Electron Ltd.	2,401,200	274,950,572
Tokyo Gas Co. Ltd.	2,068,400	42,367,089
Tokyo Kiraboshi Financial Group Inc.	172,900	3,522,014
Tokyo Ohka Kogyo Co. Ltd.	171,000	8,926,751
Tokyo Seimitsu Co. Ltd.	196,000	7,230,831
Tokyo Steel Manufacturing Co. Ltd.	449,500	4,523,430
Tokyo Tatemono Co. Ltd.	1,088,400	13,784,579
Tokyotokeiba Co. Ltd.	79,200	2,500,386
Tokyu Construction Co. Ltd.	587,000	3,112,310
Tokyu Corp.	2,778,900	39,227,027
Tokyu Fudosan Holdings Corp.	3,229,100	16,387,018
Tokyu REIT Inc.	6,084	8,127,818
TOMONY Holdings Inc.	896,400	2,438,474
Tomy Co. Ltd.	566,600	6,402,148
Topcon Corp.	615,100	8,761,599
Toppan Inc.	1,436,500	30,538,195
Topre Corp.	181,500	1,839,140
Toray Industries Inc.	7,312,300	41,440,990
Toridoll Holdings Corp.	267,100	5,697,100
Torii Pharmaceutical Co. Ltd.	48,600	1,233,846
Tosei Corp.	40,800	485,526
Toshiba Corp.	2,086,500	67,226,560
Toshiba TEC Corp.	164,000	4,763,100
Tosoh Corp.	1,351,400	18,055,092
Totetsu Kogyo Co. Ltd.	115,200	2,301,705
TOTO Ltd.	744,900	25,476,859
Towa Pharmaceutical Co. Ltd.	79,800	1,139,005
Toyo Construction Co. Ltd.	177,000	1,267,642
Toyo Gosei Co. Ltd.(b)	24,900	1,418,450
Toyo Ink SC Holdings Co. Ltd.	165,100	2,664,390
Toyo Seikan Group Holdings Ltd.	703,400	9,936,185
Toyo Suisan Kaisha Ltd.	490,400	21,894,862
Toyo Tanso Co. Ltd.	106,900	3,107,947
Toyo Tire Corp.	620,700	7,395,020
Toyobo Co. Ltd.	537,300	4,055,797
Toyoda Gosei Co. Ltd.	320,700	5,499,966
Toyota Boshoku Corp.	483,500	7,653,196
Toyota Industries Corp.	776,800	45,145,974
Toyota Motor Corp.	57,002,725	782,648,771
Toyota Tsusho Corp.	1,127,200	46,854,640
Trancom Co. Ltd.	8,300	416,581
Transcosmos Inc.	115,500	2,694,887

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TRE Holdings Corp.	197,500	$1,730,428
Trend Micro Inc./Japan	715,900	34,981,356
Tri Chemical Laboratories Inc.	128,800	2,083,202
Trusco Nakayama Corp.	217,500	3,778,244
TS Tech Co. Ltd.	502,700	6,778,636
Tsubakimoto Chain Co.	115,900	2,870,694
Tsugami Corp.	185,500	1,926,866
Tsumura & Co.	448,000	9,090,564
Tsuruha Holdings Inc.	211,500	13,852,341
TV Asahi Holdings Corp.	100,400	1,160,646
UACJ Corp.	151,900	3,031,581
UBE Corp.	529,400	8,398,086
Ulvac Inc.	246,400	9,781,692
Unicharm Corp.	2,143,300	86,524,829
United Arrows Ltd.	107,900	1,574,805
United Super Markets Holdings Inc.	452,900	3,912,761
United Urban Investment Corp.	15,717	17,450,885
Universal Entertainment Corp.(a)	102,200	2,151,473
Usen-Next Holdings Co. Ltd.	72,000	1,617,142
Ushio Inc.	547,500	6,810,659
USS Co. Ltd.	1,099,500	18,475,977
UT Group Co. Ltd.(a)	152,700	2,923,000
Valor Holdings Co. Ltd.	194,300	2,974,516
ValueCommerce Co. Ltd.	70,200	679,983
Vector Inc.	110,500	1,044,965
Vision Inc./Tokyo Japan(a)(b)	172,100	2,160,985
Visional Inc.(a)	92,200	4,835,309
VT Holdings Co. Ltd.	556,100	2,184,102
Wacoal Holdings Corp.	249,300	4,847,779
Wacom Co. Ltd.	835,500	4,243,740
WealthNavi Inc.(a)(b)	167,900	1,477,231
Weathernews Inc.	26,000	1,304,485
Welcia Holdings Co. Ltd.	508,400	10,644,397
West Holdings Corp.	122,930	2,930,751
West Japan Railway Co.	1,174,500	50,904,889
WingArc1st Inc.	100,300	1,637,209
Workman Co. Ltd.	111,400	4,538,014
W-Scope Corp.(a)(b)	280,500	2,330,040
Yakult Honsha Co. Ltd.	673,900	50,686,678
Yamada Holdings Co. Ltd.	3,840,200	13,382,056
Yamaguchi Financial Group Inc.	1,195,800	7,352,650
Yamaha Corp.	745,300	29,371,981
Yamaha Motor Co. Ltd.	1,576,800	40,888,376
YA-MAN Ltd.(b)	190,900	1,648,484
Yamato Holdings Co. Ltd.	1,535,800	26,381,336
Yamato Kogyo Co. Ltd.	191,700	7,531,328
Yamazaki Baking Co. Ltd.	630,100	8,442,815
Yamazen Corp.	424,000	3,289,621
Yaoko Co. Ltd.	88,200	4,623,409
Yaskawa Electric Corp.	1,274,000	51,884,455
Yellow Hat Ltd.	157,500	2,238,628
Yodogawa Steel Works Ltd.	63,600	1,332,988
Yokogawa Bridge Holdings Corp.	133,600	2,186,524
Yokogawa Electric Corp.	1,205,500	19,578,270
Yokohama Rubber Co. Ltd. (The)	660,000	14,348,794
Yokorei Co. Ltd.	268,900	2,164,183
Yokowo Co. Ltd.	55,600	822,189
Yonex Co. Ltd.	303,600	3,624,694
Yoshinoya Holdings Co. Ltd.	468,800	8,667,703
Yuasa Trading Co. Ltd.	61,900	1,797,712
Security	Shares	Value

Japan (continued)
Z Holdings Corp.	14,489,800	$39,691,057
Zenkoku Hosho Co. Ltd.	253,400	9,313,494
Zenrin Co. Ltd.	155,900	1,008,603
Zensho Holdings Co. Ltd.	522,800	16,610,872
Zeon Corp.	761,400	7,855,996
ZERIA Pharmaceutical Co. Ltd.	18,600	333,373
Zojirushi Corp.	96,800	1,270,391
ZOZO Inc.	664,300	13,979,759
Zuken Inc.	30,700	779,453
		22,007,454,278
Netherlands — 4.0%
Aalberts NV	529,736	24,466,172
ABN AMRO Bank NV, CVA(d)	2,110,739	33,829,356
Adyen NV(a)(d)	116,751	187,601,587
Aegon NV	9,480,870	43,258,604
AerCap Holdings NV(a)	874,141	49,266,587
Akzo Nobel NV	969,267	80,408,697
Alfen Beheer BV(a)(b)(d)	115,392	9,336,296
Allfunds Group PLC	1,397,813	9,273,129
AMG Advanced Metallurgical Group NV	188,197	7,026,275
Arcadis NV	425,768	17,588,021
Ariston Holding NV	439,341	5,017,581
ASM International NV	249,459	90,565,947
ASML Holding NV	2,159,865	1,370,677,068
ASR Nederland NV	795,551	34,990,433
Basic-Fit NV(a)(b)(d)	281,422	11,934,235
BE Semiconductor Industries NV	400,081	36,012,741
Brunel International NV	220,557	2,982,735
CM.Com NV(a)(b)	80,417	893,232
Corbion NV	334,232	10,522,128
CureVac NV(a)(b)	296,807	2,183,053
Davide Campari-Milano NV	2,865,336	36,926,927
Ebusco Holding NV(a)(b)	79,701	785,380
Eurocommercial Properties NV	272,639	6,538,403
EXOR NV, NVS(a)	585,466	48,183,321
Fastned BV(a)(b)	21,741	776,053
Flow Trades Ltd., NVS	184,370	4,566,978
Fugro NV(a)	555,011	7,869,683
Heineken Holding NV	615,701	59,095,701
Heineken NV	1,391,391	159,766,721
IMCD NV	303,059	45,622,284
ING Groep NV(a)	19,946,952	247,387,830
InPost SA(a)	1,222,792	13,124,037
Iveco Group NV(a)	1,068,947	9,618,117
JDE Peet’s NV	535,868	16,297,060
Just Eat Takeaway.com NV(a)(d)	979,434	17,175,364
Koninklijke Ahold Delhaize NV	5,601,557	192,607,560
Koninklijke BAM Groep NV	1,702,480	3,730,892
Koninklijke KPN NV	17,654,166	64,382,713
Koninklijke Philips NV	4,786,854	101,060,101
Koninklijke Vopak NV	385,773	14,739,803
Meltwater Holding BV(a)	732,559	1,192,460
MFE-MediaForEurope NV, Class A	1,949,408	921,440
MFE-MediaForEurope NV, Class B	1,781,790	1,312,711
NN Group NV	1,481,060	55,229,265
NSI NV	130,039	2,987,597
OCI NV	572,808	15,093,680
Pharming Group NV(a)	4,196,652	4,733,861
PostNL NV	1,922,366	3,458,432
Prosus NV	4,292,290	321,207,285

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
QIAGEN NV(a)	1,245,274	$55,689,581
Randstad NV	627,955	34,120,416
SBM Offshore NV	735,385	10,394,381
Shop Apotheke Europe NV(a)(d)	77,136	7,700,492
Signify NV(d)	670,514	22,392,776
Sligro Food Group NV	125,204	2,184,908
SNS Real NV(b)(c)	3,991	—
Technip Energies NV	713,438	15,828,195
TKH Group NV	234,442	11,349,744
TomTom NV(a)(b)	522,055	4,475,979
Universal Music Group NV	3,862,731	84,390,706
Van Lanschot Kempen NV	181,440	5,515,034
Vastned Retail NV	135,835	3,094,609
Wereldhave NV	222,132	3,411,404
Wolters Kluwer NV	1,377,567	182,518,938
		3,927,292,699
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	3,884,332	14,187,030
Air New Zealand Ltd.(a)	4,095,782	1,929,747
Auckland International Airport Ltd.(a)	6,683,966	36,597,082
Chorus Ltd.	2,257,421	12,070,395
Contact Energy Ltd.	4,071,529	19,747,090
EBOS Group Ltd.	899,245	24,677,991
Fisher & Paykel Healthcare Corp. Ltd.	3,101,954	53,207,513
Fletcher Building Ltd.	4,323,065	12,054,082
Genesis Energy Ltd.	2,891,550	4,852,396
Goodman Property Trust	4,934,696	6,674,227
Infratil Ltd.	3,882,689	22,959,107
Kiwi Property Group Ltd.	6,785,417	3,869,184
Mercury NZ Ltd.	4,108,444	16,137,647
Meridian Energy Ltd.	6,834,530	23,146,421
Oceania Healthcare Ltd.	1,254,129	535,542
Precinct Properties New Zealand Ltd.	6,114,871	4,688,982
Pushpay Holdings Ltd.(a)	5,823,906	5,122,448
Ryman Healthcare Ltd.	3,996,719	13,129,470
SKYCITY Entertainment Group Ltd.	3,768,116	5,595,764
Spark New Zealand Ltd.	9,966,959	32,294,450
Summerset Group Holdings Ltd.	1,577,713	7,950,869
Warehouse Group Ltd. (The)(b)	642,013	683,845
		322,111,282
Norway — 0.8%
Adevinta ASA(a)	1,563,046	12,040,073
Aker ASA, Class A	135,718	8,295,311
Aker BP ASA	1,691,260	40,430,945
Aker Carbon Capture ASA(a)	1,789,193	1,835,667
Aker Horizons Holding AS(a)(b)	983,378	776,419
Aker Solutions ASA	1,398,541	4,991,721
Atea ASA	569,055	7,817,328
Austevoll Seafood ASA	592,179	5,576,815
Bakkafrost P/F	259,885	18,947,482
Bewi ASA	247,526	973,190
Bonheur ASA	23,950	534,867
Borregaard ASA	635,755	10,637,672
BW Energy Ltd.(a)	314,190	845,300
BW LPG Ltd.(d)	606,615	4,901,056
Cool Co. Ltd.	70,992	874,842
Crayon Group Holding ASA(a)(b)(d)	351,504	2,716,813
DNB Bank ASA	4,907,478	86,322,919
DNO ASA	2,234,721	2,235,612
Security	Shares	Value

Norway (continued)
Elkem ASA(d)	2,040,394	$6,905,915
Entra ASA(d)	598,046	6,077,113
Equinor ASA	5,064,911	145,823,914
Europris ASA(d)	916,106	6,560,863
Flex LNG Ltd.	174,278	6,044,955
Frontline PLC, NVS	705,861	10,950,441
Gjensidige Forsikring ASA	1,046,461	18,229,074
Golden Ocean Group Ltd.	700,548	6,453,289
Grieg Seafood ASA	327,366	2,745,250
Hafnia Ltd.	666,439	3,615,412
Hexagon Composites ASA(a)	455,421	1,381,163
Hexagon Purus ASA(a)(b)	140,614	298,627
Hoegh Autoliners ASA	252,256	1,635,620
Kahoot! ASA(a)(b)	1,451,035	3,788,029
Kongsberg Gruppen ASA	514,514	23,109,792
Leroy Seafood Group ASA	1,574,506	8,290,990
Mowi ASA	2,181,375	41,619,075
MPC Container Ships AS	1,364,929	2,239,912
NEL ASA(a)(b)	8,156,618	11,209,124
Nordic Semiconductor ASA(a)	861,117	9,324,160
Norsk Hydro ASA	7,069,213	52,022,766
Norske Skog ASA(a)(d)	324,081	1,440,716
Norwegian Air Shuttle ASA(a)	3,439,260	3,342,031
Nykode Therapeutics AS(a)(b)	537,338	1,300,356
Odfjell Drilling Ltd.(a)	489,836	1,143,699
Orkla ASA	3,989,522	28,675,808
PGS ASA(a)	4,607,607	3,339,225
Protector Forsikring ASA	568,288	8,251,170
REC Silicon ASA(a)(b)	1,406,389	2,115,415
Salmar ASA	341,397	15,167,754
Scatec ASA(d)	624,468	4,082,542
Schibsted ASA, Class A	383,163	6,803,005
Schibsted ASA, Class B	493,315	7,987,699
SpareBank 1 Nord Norge	508,061	4,599,813
SpareBank 1 Oestlandet	10,247	120,548
SpareBank 1 SMN	1,109,449	14,344,078
SpareBank 1 SR-Bank ASA	1,013,426	11,871,710
Stolt-Nielsen Ltd.	106,537	3,071,946
Storebrand ASA	2,457,452	18,960,499
Subsea 7 SA	1,267,436	14,487,431
Telenor ASA	3,685,615	45,989,626
TGS ASA	746,254	11,703,029
TOMRA Systems ASA	1,252,395	19,204,584
Veidekke ASA	578,415	6,654,156
Volue ASA(a)	20,276	34,247
Wallenius Wilhelmsen ASA	664,643	4,974,208
Yara International ASA	881,419	35,493,709
		854,238,520
Portugal — 0.2%
Altri SGPS SA(b)	652,029	3,375,259
Banco Comercial Portugues SA, Class R(b)	47,224,984	12,138,881
Corticeira Amorim SGPS SA	45,382	512,066
CTT-Correios de Portugal SA	811,792	3,353,596
EDP - Energias de Portugal SA	15,419,213	84,959,834
Galp Energia SGPS SA	2,674,779	32,321,205
Greenvolt Energias Renovaveis SA(a)(b)	249,617	1,696,428
Jeronimo Martins SGPS SA	1,536,089	38,763,529
Navigator Co. SA (The)	1,684,679	6,183,464
NOS SGPS SA	1,106,365	4,861,787
REN - Redes Energeticas Nacionais SGPS SA	3,006,995	8,732,324

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Sonae SGPS SA	6,655,867	$7,590,004
		204,488,377
Singapore — 1.5%
AEM Holdings Ltd.(b)	1,616,800	4,120,381
AIMS APAC REIT(b)	620,400	639,133
Best World International Ltd.(a)	721,500	1,183,607
Bumitama Agri Ltd.	1,851,600	800,352
CapitaLand Ascendas REIT	18,659,503	40,153,821
CapitaLand Ascott Trust	12,150,787	9,865,271
CapitaLand China Trust(b)	6,507,380	5,427,107
Capitaland India Trust(b)	3,955,500	3,239,108
CapitaLand Integrated Commercial Trust	28,595,357	43,663,343
Capitaland Investment Ltd/Singapore	13,974,100	39,116,630
CDL Hospitality Trusts	6,603,346	6,263,690
City Developments Ltd.	2,196,500	11,490,527
ComfortDelGro Corp. Ltd.	11,050,200	9,891,840
Cromwell European Real Estate Investment Trust	984,640	1,670,862
DBS Group Holdings Ltd.	9,711,900	239,980,594
Digital Core REIT Management Pte Ltd.	4,080,300	1,780,427
ESR-LOGOS REIT	39,369,327	9,610,618
Far East Hospitality Trust	591,600	275,519
First Resources Ltd.	2,898,300	3,341,400
Frasers Centrepoint Trust	5,931,888	9,856,848
Frasers Logistics & Commercial Trust	15,985,986	16,224,802
Frencken Group Ltd.(b)	962,700	756,385
Genting Singapore Ltd.(b)	31,463,100	26,766,448
Golden Agri-Resources Ltd.	38,782,200	8,020,665
Grab Holdings Ltd., Class A(a)(b)	6,867,738	19,985,118
Hour Glass Ltd. (The)	1,276,400	1,995,168
Hutchison Port Holdings Trust, Class U(b)	29,310,600	5,560,250
iFAST Corp. Ltd.(b)	822,300	2,862,450
Jardine Cycle & Carriage Ltd.(b)	522,600	13,309,964
Kenon Holdings Ltd./Singapore	121,000	3,219,072
Keppel Corp. Ltd.	7,708,100	35,791,677
Keppel DC REIT	7,412,100	11,984,333
Keppel Infrastructure Trust(b)	18,833,400	6,923,143
Keppel Pacific Oak US REIT	989,000	356,040
Keppel REIT	14,697,380	9,611,757
Lendlease Global Commercial REIT	6,579,409	3,461,518
Manulife US Real Estate Investment Trust	8,061,700	1,447,889
Mapletree Industrial Trust(b)	10,888,820	19,465,042
Mapletree Logistics Trust	17,536,879	22,949,964
Mapletree Pan Asia Commercial Trust	12,575,556	16,658,194
Maxeon Solar Technologies Ltd.(a)(b)	118,499	3,331,007
Nanofilm Technologies International Ltd.(b)	1,516,800	1,717,830
NetLink NBN Trust	20,564,800	13,499,885
Olam Group Ltd.	4,723,800	5,701,639
OUE Commercial Real Estate Investment Trust	11,498,140	2,807,240
Oversea-Chinese Banking Corp. Ltd.	18,126,400	171,491,760
PARAGON REIT	4,472,395	3,139,213
Parkway Life REIT	2,655,700	7,734,538
Prime U.S. REIT	3,329,700	868,053
Raffles Medical Group Ltd.	6,464,100	7,138,385
Riverstone Holdings Ltd./Singapore(b)	2,306,300	1,049,088
Sasseur Real Estate Investment Trust(b)	298,200	161,368
SATS Ltd.(a)(b)	4,840,326	9,246,410
Sea Ltd., ADR(a)(b)	1,930,418	147,039,939
Sembcorp Industries Ltd.	5,558,000	17,883,689
Sembcorp Marine Ltd.(a)	241,729,669	22,544,347
Sheng Siong Group Ltd.	4,306,900	5,720,051
Security	Shares	Value

Singapore (continued)
SIA Engineering Co. Ltd.(a)	336,100	$563,714
Singapore Airlines Ltd.(b)	7,331,800	32,247,359
Singapore Exchange Ltd.	3,304,200	23,779,085
Singapore Post Ltd.(b)	9,540,300	3,654,793
Singapore Technologies Engineering Ltd.	8,563,000	23,311,254
Singapore Telecommunications Ltd.	44,064,200	84,442,475
Starhill Global REIT	10,489,700	4,134,924
StarHub Ltd.	4,033,000	3,028,357
Straits Trading Co. Ltd.	816,324	1,323,522
Suntec REIT(b)	12,057,700	12,222,695
TDCX Inc., ADR(a)(b)	117,274	824,436
UMS Holdings Ltd.(b)	3,039,200	2,361,759
United Overseas Bank Ltd.	6,313,500	134,085,814
UOL Group Ltd.	2,408,200	12,563,276
Venture Corp. Ltd.	1,492,500	19,067,818
Wilmar International Ltd.	10,369,600	30,628,846
Yangzijiang Financial Holding Ltd.(a)(b)	13,750,900	3,981,789
Yangzijiang Shipbuilding Holdings Ltd.	14,610,800	13,625,125
Yanlord Land Group Ltd.	6,125,300	3,915,110
		1,500,557,550
Spain — 2.5%
Acciona SA	129,791	24,048,824
Acerinox SA	1,035,871	11,191,815
ACS Actividades de Construccion y Servicios SA	1,167,947	40,156,807
Aena SME SA(a)(d)	399,541	67,289,453
Almirall SA	424,969	4,350,379
Amadeus IT Group SA(a)	2,416,812	169,865,634
Applus Services SA	829,807	6,962,143
Atresmedia Corp. de Medios de Comunicacion SA	712,400	2,848,855
Audax Renovables SA(a)(b)	704,347	846,886
Banco Bilbao Vizcaya Argentaria SA	32,156,860	235,419,845
Banco de Sabadell SA	29,607,917	30,857,258
Banco Santander SA	89,676,543	315,040,583
Bankinter SA	3,563,124	21,069,524
Befesa SA(d)	211,194	9,508,560
CaixaBank SA	23,496,883	86,976,214
Cellnex Telecom SA(d)	3,044,665	128,192,564
Cia. de Distribucion Integral Logista Holdings SA	333,552	9,058,234
Cie. Automotive SA	341,487	10,297,378
Construcciones y Auxiliar de Ferrocarriles SA	151,512	4,701,883
Corp. ACCIONA Energias Renovables SA	348,296	12,506,306
Distribuidora Internacional de Alimentacion SA(a)	11,100,995	193,428
Ebro Foods SA	420,228	7,800,606
EDP Renovaveis SA	1,526,312	33,926,383
eDreams ODIGEO SA(a)	120,132	680,867
Enagas SA	815,479	16,326,449
Ence Energia y Celulosa SA	955,278	3,741,905
Endesa SA	1,712,913	38,425,289
Faes Farma SA	2,109,041	7,434,522
Ferrovial SA	2,594,703	81,352,779
Fluidra SA	511,101	8,755,179
Gestamp Automocion SA(d)	1,112,423	4,809,958
Global Dominion Access SA(d)	306,383	1,279,518
Grenergy Renovables SA(a)(b)	67,796	1,984,582
Grifols SA(a)(b)	1,586,466	16,330,461
Iberdrola SA	32,985,452	427,428,757
Indra Sistemas SA	928,312	12,291,607
Industria de Diseno Textil SA	5,851,272	201,147,790
Inmobiliaria Colonial SOCIMI SA	1,520,975	9,722,801
Laboratorios Farmaceuticos Rovi SA	98,827	4,371,949

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Lar Espana Real Estate SOCIMI SA	671,438	$3,795,471
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,466,078	3,198,744
Mapfre SA	5,019,823	10,055,338
Mediaset Espana Comunicacion SA(a)	907,430	3,017,691
Melia Hotels International SA(a)(b)	693,043	4,474,811
Merlin Properties SOCIMI SA	1,704,354	15,069,557
Naturgy Energy Group SA	775,138	24,134,921
Neinor Homes SA(d)	291,252	2,951,648
Opdenergy Holdings SA, NVS(a)(b)	234,894	977,083
Pharma Mar SA	84,223	3,496,514
Prosegur Cash SA(d)	196,989	136,098
Prosegur Cia. de Seguridad SA	1,556,931	2,986,911
Red Electrica Corp. SA	1,672,728	30,412,432
Repsol SA	7,223,097	106,105,131
Sacyr SA	2,879,634	9,527,993
Solaria Energia y Medio Ambiente SA(a)	415,028	6,547,776
Soltec Power Holdings SA(a)	127,374	728,538
Tecnicas Reunidas SA(a)(b)	223,837	2,076,939
Telefonica SA	27,920,174	126,818,708
Unicaja Banco SA(d)	9,858,482	10,005,199
Vidrala SA	105,630	11,088,795
Viscofan SA	210,661	14,440,118
		2,461,240,391
Sweden — 3.7%
AAK AB	990,734	19,966,377
AcadeMedia AB(d)	196,308	996,371
AddLife AB	594,095	7,039,804
AddTech AB, Class B	1,352,280	27,102,647
AFRY AB	578,843	10,881,595
Alfa Laval AB	1,534,361	56,291,600
Alleima AB, NVS(a)	1,128,574	5,793,506
Ambea AB(d)	211,474	804,237
Arjo AB, Class B	1,352,081	5,998,071
Assa Abloy AB, Class B	5,383,531	128,268,011
Atlas Copco AB, Class A	14,421,970	208,601,135
Atlas Copco AB, Class B	8,297,391	106,428,988
Atrium Ljungberg AB, Class B	270,207	5,025,200
Attendo AB(a)(d)	699,165	2,478,257
Avanza Bank Holding AB(b)	697,495	14,840,815
Axfood AB	592,483	14,703,746
Beijer Alma AB	236,597	5,379,712
Beijer Ref AB	1,758,680	28,767,845
Betsson AB	687,436	7,420,653
BICO Group AB, Class B(a)(b)	239,142	1,434,397
Bilia AB, Class A	476,384	5,376,319
Billerud AB	1,218,867	11,706,284
BioArctic AB(a)(b)(d)	162,719	4,203,462
BioGaia AB	534,722	5,308,087
Biotage AB	388,114	4,827,972
Boliden AB	1,458,442	52,120,159
BoneSupport Holding AB(a)(d)	292,497	2,926,382
Boozt AB(a)(b)(d)	288,449	3,341,548
Bravida Holding AB(d)	1,360,659	16,565,672
Bufab AB	92,650	3,073,154
Bure Equity AB	280,310	7,167,118
Calliditas Therapeutics AB, Class B(a)(b)	186,975	2,273,183
Camurus AB(a)	124,495	2,834,243
Castellum AB(b)	1,385,091	16,837,312
Catena AB	172,056	6,600,113
Security	Shares	Value

Sweden (continued)
Cellavision AB	28,089	$479,332
Cibus Nordic Real Estate AB	197,292	2,110,244
Cint Group AB(a)(b)	801,679	1,260,848
Clas Ohlson AB, Class B(b)	151,714	1,145,420
Cloetta AB, Class B	1,390,326	2,943,099
Collector Bank AB(a)	126,685	402,722
Coor Service Management Holding AB(d)	445,013	2,895,202
Corem Property Group AB, Class B	3,111,916	2,469,535
Creades AB, Class A	229,828	1,908,150
Dios Fastigheter AB	320,686	2,288,564
Dometic Group AB(d)	1,712,850	12,277,072
Duni AB(a)	26,733	291,963
Dustin Group AB(a)(d)	253,977	873,944
Electrolux AB, Class B	1,190,105	17,952,843
Electrolux Professional AB, Class B	1,607,925	9,372,749
Elekta AB, Class B	2,011,078	16,909,532
Embracer Group AB(a)(b)	3,522,629	18,390,430
Engcon AB(a)	215,563	1,894,435
Epiroc AB, Class A	3,573,930	71,596,790
Epiroc AB, Class B	2,038,159	35,093,295
EQT AB	1,908,657	41,108,944
Essity AB, Class B	3,240,802	98,213,369
Evolution AB(d)	973,816	130,110,029
Fabege AB	1,402,508	11,247,696
Fastighets AB Balder, Class B(a)	3,419,800	15,921,957
Fortnox AB	2,588,567	17,842,829
GARO AB(b)	171,845	1,365,140
Getinge AB, Class B	1,241,825	31,518,594
Granges AB	646,472	6,429,897
H & M Hennes & Mauritz AB, Class B	3,921,778	57,496,322
Hemnet Group AB	434,479	7,117,710
Hexagon AB, Class B	10,415,456	119,253,908
Hexatronic Group AB	902,098	7,630,581
Hexpol AB	1,523,677	17,957,762
HMS Networks AB	98,245	4,570,413
Holmen AB, Class B	516,437	19,536,704
Hufvudstaden AB, Class A	680,809	9,708,280
Husqvarna AB, Class B	2,282,773	19,703,137
Implantica AG, SDR(a)	77,688	146,057
Industrivarden AB, Class A	709,178	20,291,813
Industrivarden AB, Class C	823,149	23,506,279
Indutrade AB	1,497,853	35,966,297
Instalco AB	1,004,195	5,278,461
Intrum AB(b)	408,293	3,696,158
Investment AB Latour, Class B	793,058	17,171,043
Investor AB, Class A	2,585,024	56,683,972
Investor AB, Class B	9,766,920	209,824,034
INVISIO AB	206,438	4,241,058
Inwido AB	439,358	4,616,925
JM AB	345,531	5,547,064
Kambi Group PLC, Class B(a)	139,360	2,330,141
K-Fast Holding AB(a)(b)	111,017	223,960
Kindred Group PLC	1,264,343	15,560,434
Kinnevik AB, Class B(a)	1,311,562	21,546,286
KNOW IT AB	130,765	3,030,334
L E Lundbergforetagen AB, Class B	411,722	19,754,880
Lifco AB, Class B	1,243,114	28,348,585
Lindab International AB	457,273	7,323,398
Loomis AB	422,115	13,511,384
Medicover AB	340,737	5,618,072

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
MEKO AB	273,976	$3,359,630
Millicom International Cellular SA, SDR(a)	910,179	16,325,222
MIPS AB	148,135	8,010,153
Modern Times Group MTG AB, Class B	464,260	3,732,271
Munters Group AB(d)	517,905	5,083,516
Mycronic AB	434,389	9,232,013
NCC AB, Class B	495,616	4,928,450
New Wave Group AB, Class B	227,931	4,603,327
Nibe Industrier AB, Class B	8,123,747	90,960,564
Nobia AB(a)	933,204	1,360,850
Nolato AB, Class B	1,253,926	6,956,859
Nordea Bank Abp	17,486,049	194,257,173
Nordnet AB publ	723,469	11,373,977
Note AB(a)(b)	89,934	2,014,453
NP3 Fastigheter AB	144,416	2,779,849
Nyfosa AB	1,038,445	7,116,337
Orron Energy AB	1,058,622	1,235,232
OX2 AB(a)	313,745	2,425,408
Pandox AB	506,927	6,040,257
Paradox Interactive AB	157,048	3,859,181
Peab AB, Class B	1,060,242	5,608,752
Platzer Fastigheter Holding AB, Class B	324,794	2,736,384
PowerCell Sweden AB(a)(b)	257,029	2,181,772
Ratos AB, Class B	1,258,218	4,349,118
Resurs Holding AB(d)	432,841	823,714
Rvrc Holding AB	136,243	407,207
Saab AB, Class B	387,289	21,745,994
Sagax AB, Class B	1,010,564	24,787,882
Samhallsbyggnadsbolaget i Norden AB(b)	6,019,973	7,081,331
Samhallsbyggnadsbolaget i Norden AB, Class D(b)	483,519	732,490
Sandvik AB	5,692,188	115,948,799
Scandic Hotels Group AB(a)(b)(d)	790,269	2,827,463
Sdiptech AB, Class B(a)	151,564	3,502,132
Sectra AB, NVS	572,137	9,034,221
Securitas AB, Class B	2,643,406	23,693,611
Sinch AB(a)(b)(d)	2,939,449	7,802,087
Skandinaviska Enskilda Banken AB, Class A	8,574,220	97,495,537
Skanska AB, Class B	1,800,336	29,447,122
SKF AB, Class B	2,037,116	36,895,559
SkiStar AB	148,299	1,909,351
SSAB AB, Class A	1,171,694	8,321,201
SSAB AB, Class B	3,474,315	23,483,176
Stillfront Group AB(a)	2,860,817	6,095,241
Storskogen Group AB	7,448,394	6,788,868
Surgical Science Sweden AB(a)	112,817	2,059,268
Svenska Cellulosa AB SCA, Class B	3,241,537	44,472,959
Svenska Handelsbanken AB, Class A	7,780,647	68,779,250
Svolder AB	500,286	3,021,644
Sweco AB, Class B	1,183,707	15,868,602
Swedbank AB, Class A	4,825,246	83,845,548
SwedenCare AB	489,685	1,559,499
Swedish Orphan Biovitrum AB(a)	918,978	22,363,775
Synsam AB	232,743	940,724
Tele2 AB, Class B	3,073,869	32,663,420
Telefonaktiebolaget LM Ericsson, Class B	15,597,220	85,873,494
Telia Co. AB	14,203,228	39,544,202
Thule Group AB(d)	592,069	17,124,759
Trelleborg AB, Class B	1,268,659	31,878,979
Troax Group AB	114,608	2,597,542
Truecaller AB(a)(b)	1,085,266	3,244,770
Security	Shares	Value

Sweden (continued)
Vestum AB(a)(b)	631,391	$820,613
Viaplay Group AB, Class B(a)	399,241	10,201,827
Vimian Group AB(a)(b)	876,624	3,178,227
Vitec Software Group AB, Class B	164,815	8,681,439
Vitrolife AB	349,257	7,863,416
Volati AB	63,330	632,371
Volvo AB, Class A	1,050,507	22,245,700
Volvo AB, Class B	8,055,422	165,625,120
Volvo Car AB, Class B(a)(b)	3,155,350	13,024,444
Wallenstam AB, Class B	2,191,287	8,695,205
Wihlborgs Fastigheter AB	1,653,268	13,363,266
XANO Industri AB, Class B	80,972	725,626
Xvivo Perfusion AB(a)	53,298	1,591,087
		3,668,730,561
Switzerland — 9.8%
ABB Ltd., Registered	8,338,133	300,786,593
Accelleron Industries AG, NVS(a)	396,986	9,791,546
Adecco Group AG, Registered	825,297	28,387,371
Alcon Inc.	2,658,739	193,599,576
Allreal Holding AG, Registered	73,404	13,026,203
ALSO Holding AG, Registered	32,494	6,965,721
Arbonia AG	348,923	4,272,660
Aryzta AG(a)	5,304,609	9,425,047
Autoneum Holding AG(a)(b)	21,712	3,299,883
Bachem Holding AG, Class A	176,138	19,241,310
Baloise Holding AG, Registered	238,904	39,990,898
Banque Cantonale Vaudoise, Registered	160,127	16,849,269
Barry Callebaut AG, Registered	18,955	40,470,619
Basilea Pharmaceutica AG, Registered(a)(b)	85,955	4,165,556
Belimo Holding AG, Registered	51,252	24,735,681
Bell Food Group AG, Registered	11,719	3,721,419
BKW AG	128,957	22,083,459
Bossard Holding AG, Class A, Registered	39,353	9,651,052
Bucher Industries AG, Registered	42,229	19,017,647
Burckhardt Compression Holding AG	21,238	13,114,180
Burkhalter Holding AG	31,938	3,432,057
Bystronic AG, Registered	7,867	5,678,517
Cembra Money Bank AG	161,532	12,972,003
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,700	70,378,595
Chocoladefabriken Lindt & Spruengli AG, Registered	576	70,998,824
Cie. Financiere Richemont SA, Class A, Registered	2,795,194	462,047,773
Clariant AG, Registered	1,124,248	18,752,688
Coca-Cola HBC AG, Class DI	1,055,788	32,229,709
Coltene Holding AG, Registered	13,861	1,129,603
Comet Holding AG, Registered	46,559	11,254,109
COSMO Pharmaceuticals NV	55,244	3,331,265
Credit Suisse Group AG, Registered(a)	19,120,520	17,205,516
Daetwyler Holding AG, Bearer	47,126	11,924,660
DKSH Holding AG	194,736	15,510,888
dormakaba Holding AG	17,503	7,840,914
Dottikon Es Holding AG(a)(b)	14,492	3,784,461
DSM-Firmenich AG(a)	937,853	122,729,035
Dufry AG, Registered(a)	376,418	17,401,518
EFG International AG	636,471	6,124,987
Emmi AG, Registered	12,921	13,446,929
EMS-Chemie Holding AG, Registered	37,546	30,836,581
Flughafen Zurich AG, Registered	102,682	19,763,065
Forbo Holding AG, Registered	5,644	8,308,377
Galenica AG(d)	281,424	25,220,874

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Geberit AG, Registered	191,640	$109,150,841
Georg Fischer Ltd.	426,322	31,087,343
Givaudan SA, Registered	49,237	172,229,413
Gurit Holding AG(a)(b)	6,841	689,572
Helvetia Holding AG, Registered	193,043	28,877,742
Holcim AG	2,948,570	194,820,047
Huber + Suhner AG, Registered	110,754	9,122,712
Idorsia Ltd.(a)(b)	607,026	5,866,566
Implenia AG, Registered	101,413	4,576,484
Inficon Holding AG, Registered	8,746	9,522,014
Interroll Holding AG, Registered	3,188	11,635,814
Intershop Holding AG	9,215	6,470,657
Julius Baer Group Ltd.	1,137,243	81,490,491
Kardex Holding AG, Registered	29,938	6,841,749
Komax Holding AG, Registered	27,291	7,233,859
Kuehne + Nagel International AG, Registered	288,762	85,547,448
Landis+Gyr Group AG(b)	139,732	11,576,526
LEM Holding SA, Registered	1,999	4,410,167
Leonteq AG	31,474	1,707,657
Logitech International SA, Registered	924,050	54,682,669
Lonza Group AG, Registered	398,990	248,826,154
Medacta Group SA(d)	29,034	3,902,347
Medartis Holding AG(a)(d)	2,445	204,862
Medmix AG(d)	125,569	2,979,571
Meyer Burger Technology AG(a)	16,559,849	10,666,073
Mobilezone Holding AG, Registered	463,029	7,085,926
Mobimo Holding AG, Registered	47,227	12,665,729
Montana Aerospace AG(a)(d)	50,277	911,211
Nestle SA, Registered	14,732,065	1,889,970,150
Novartis AG, Registered	11,575,396	1,184,092,058
OC Oerlikon Corp. AG, Registered	1,174,474	6,576,279
Orior AG	33,925	3,166,926
Partners Group Holding AG	121,199	117,651,843
Peach Property Group AG(b)	52,949	827,171
PolyPeptide Group AG(b)(d)	66,535	1,669,448
PSP Swiss Property AG, Registered	239,629	28,218,986
Rieter Holding AG, Registered	23,534	2,562,901
Roche Holding AG, Bearer	138,405	46,836,453
Roche Holding AG, NVS	3,770,779	1,180,782,280
Schindler Holding AG, Participation Certificates, NVS	213,166	47,636,556
Schindler Holding AG, Registered	127,226	27,178,373
Schweiter Technologies AG, NVS	6,350	5,067,350
Sensirion Holding AG(a)(b)(d)	38,954	4,226,358
SFS Group AG	117,155	15,308,702
SGS SA	848,450	76,780,760
Siegfried Holding AG, Registered	24,289	18,719,743
Siemens Energy AG(a)	2,753,022	67,570,434
SIG Group AG	1,630,967	43,653,871
Sika AG, Registered	777,491	214,760,826
SKAN Group AG	47,568	4,587,304
Softwareone Holding AG	480,223	7,243,941
Sonova Holding AG, Registered	276,798	87,779,876
St. Galler Kantonalbank AG, Class A, Registered	15,901	8,956,216
Stadler Rail AG	264,538	10,993,905
STMicroelectronics NV	3,641,348	155,766,247
Straumann Holding AG	594,941	89,509,207
Sulzer AG, Registered	124,167	10,404,881
Swatch Group AG (The), Bearer	152,930	52,464,529
Swatch Group AG (The), Registered	283,960	17,914,428
Swiss Life Holding AG, Registered	162,584	107,314,645
Security	Shares	Value

Switzerland (continued)
Swiss Prime Site AG, Registered	402,306	$36,416,585
Swiss Re AG	1,599,755	161,101,585
Swisscom AG, Registered	137,368	94,310,055
Swissquote Group Holding SA, Registered	71,468	15,299,337
Tecan Group AG, Registered	69,676	30,362,884
Temenos AG, Registered	338,827	28,540,627
Trifork Holding AG	25,695	610,800
TX Group AG	4,858	565,843
u-blox Holding AG	49,557	5,973,860
UBS Group AG, Registered	17,868,888	363,677,720
Valiant Holding AG, Registered	103,199	11,994,852
VAT Group AG(d)	146,064	51,529,836
Vetropack Holding AG, Registered	37,752	1,955,493
Vontobel Holding AG, Registered	180,412	12,084,119
Ypsomed Holding AG, Registered	30,602	7,114,079
Zehnder Group AG, Registered	88,400	7,220,567
Zur Rose Group AG(a)(b)	60,825	2,661,337
Zurich Insurance Group AG	802,771	389,305,559
		9,656,598,067
United Kingdom — 15.1%
3i Group PLC	5,238,891	116,560,283
888 Holdings PLC(a)	2,055,630	2,076,819
abrdn PLC	10,800,616	28,942,718
Admiral Group PLC	974,754	28,330,368
Advanced Medical Solutions Group PLC	1,939,109	5,970,591
AG Barr PLC	621,918	3,931,426
Airtel Africa PLC(d)	4,841,534	7,308,425
AJ Bell PLC	1,489,638	6,106,800
Alliance Pharma PLC(b)	1,583,134	1,267,378
Alpha Financial Markets Consulting PLC	602,791	3,522,644
Alpha FX Group PLC	150,236	4,097,158
Alphawave IP Group PLC(a)	987,723	1,261,851
Anglo American PLC	6,762,522	208,381,473
Antofagasta PLC	2,060,334	37,895,717
AO World PLC(a)	2,094,806	2,032,273
Ascential PLC(a)	2,283,448	7,323,536
Ashmore Group PLC	2,342,824	7,181,219
Ashtead Group PLC	2,337,898	134,794,126
ASOS PLC(a)(b)	376,003	3,499,368
Associated British Foods PLC	1,939,072	47,775,971
Assura PLC	15,596,942	9,977,144
Aston Martin Lagonda Global Holdings PLC(a)(b)(d)	2,243,284	6,829,755
AstraZeneca PLC	8,297,929	1,221,147,577
Atalaya Mining PLC	576,372	2,397,617
Auction Technology Group PLC(a)	446,854	3,936,703
Auto Trader Group PLC(d)	4,965,143	39,706,106
Aviva PLC	14,751,327	78,541,093
Avon Protection PLC	163,915	2,045,582
B&M European Value Retail SA	5,103,532	30,809,766
Babcock International Group PLC(a)	1,402,673	5,607,046
BAE Systems PLC	16,493,973	210,132,900
Balanced Commercial Property Trust Ltd.	3,216,132	3,330,388
Balfour Beatty PLC	3,332,356	16,039,808
Bank of Georgia Group PLC	199,218	7,410,872
Barclays PLC	84,821,549	170,865,475
Barratt Developments PLC	5,445,999	34,263,021
Beazley PLC	3,585,515	26,900,192
Bellway PLC	661,791	20,065,143
Berkeley Group Holdings PLC	581,598	32,547,494
Big Yellow Group PLC	920,979	14,176,551

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Bodycote PLC	1,054,422	$9,150,127
boohoo Group PLC(a)	5,494,861	3,409,059
Borr Drilling Ltd.(a)	1,027,378	7,116,314
BP PLC	97,078,283	651,297,660
Breedon Group PLC	7,765,665	6,704,778
Bridgepoint Group PLC(d)	736,664	2,237,445
British American Tobacco PLC	11,391,977	420,885,648
British Land Co. PLC (The)	4,767,258	24,018,592
Britvic PLC	1,373,455	15,790,033
BT Group PLC	37,362,295	74,623,402
Bunzl PLC	1,805,184	71,859,106
Burberry Group PLC	2,040,441	66,604,041
Burford Capital Ltd.	1,105,597	14,543,075
Bytes Technology Group PLC	991,962	5,183,565
Capita PLC(a)	9,209,604	4,020,868
Capital & Counties Properties PLC	8,319,448	12,316,542
Capricorn Energy PLC(a)	3,015,448	8,314,526
Carnival PLC(a)(b)	787,314	6,501,664
Centamin PLC	7,163,636	9,297,531
Central Asia Metals PLC	253,058	653,553
Centrica PLC	31,211,042	44,848,729
Ceres Power Holdings PLC(a)(b)	670,614	2,954,128
Chemring Group PLC	1,450,427	5,191,869
Civitas Social Housing PLC	3,162,946	2,118,693
Clarkson PLC	87,292	3,400,832
Close Brothers Group PLC	759,992	8,686,757
CLS Holdings PLC	920,577	1,568,804
CMC Markets PLC(d)	508,839	1,175,371
CNH Industrial NV	5,403,087	76,031,355
Coats Group PLC	8,905,358	8,751,997
Coca-Cola Europacific Partners PLC	1,094,261	70,547,007
Compass Group PLC	9,419,963	248,507,679
Computacenter PLC	505,458	14,653,708
ConvaTec Group PLC(d)	8,737,597	24,155,713
Craneware PLC(b)	84,241	1,429,244
Cranswick PLC	291,329	11,781,144
Crest Nicholson Holdings PLC	1,770,776	5,983,562
Croda International PLC	745,642	65,511,674
Currys PLC	5,408,507	3,886,749
Custodian Reit PLC	2,195,012	2,606,860
CVS Group PLC	446,328	11,894,918
Darktrace PLC(a)	1,708,074	6,023,253
DCC PLC	538,831	33,524,412
Dechra Pharmaceuticals PLC	609,767	28,623,106
Deliveroo PLC(a)(d)	4,708,478	6,473,615
Derwent London PLC	540,433	16,315,710
Diageo PLC	12,199,810	556,507,605
Diploma PLC	675,030	22,874,593
Direct Line Insurance Group PLC	7,110,388	15,368,719
DiscoverIE Group PLC	509,687	5,412,642
Diversified Energy Co. PLC	4,755,323	5,659,512
Domino’s Pizza Group PLC	2,320,862	8,586,431
Dowlais Group PLC(a)	7,147,889	11,911,606
Dr. Martens PLC	3,260,356	6,797,491
Draper Esprit PLC(a)	740,258	2,603,034
Drax Group PLC	2,343,329	18,541,591
DS Smith PLC	7,415,097	28,950,463
Dunelm Group PLC	571,074	8,224,813
easyJet PLC(a)	1,643,160	10,308,972
Elementis PLC(a)	3,569,201	5,633,907
Security	Shares	Value

United Kingdom (continued)
EMIS Group PLC	313,177	$6,423,312
Empiric Student Property PLC	1,475,657	1,713,588
Energean PLC	650,637	10,122,981
EnQuest PLC(a)	7,924,141	1,663,705
Entain PLC	3,122,720	56,899,900
Ergomed PLC(a)	227,771	3,058,521
Essentra PLC	1,682,849	4,375,404
Experian PLC	4,948,851	175,213,462
FD Technologies PLC(a)(b)	95,526	2,264,122
Ferrexpo PLC	1,645,363	2,237,210
Fevertree Drinks PLC(b)	556,172	9,478,024
Firstgroup PLC	3,869,842	5,458,135
Forterra PLC(d)	751,320	1,826,125
Frasers Group PLC(a)	1,127,005	10,890,981
Future PLC	636,626	9,033,619
Games Workshop Group PLC	184,513	23,030,542
Gamma Communications PLC	424,291	6,221,040
GB Group PLC	1,293,314	5,287,694
Genel Energy PLC	792,952	1,108,155
Genuit Group PLC	1,325,320	5,005,117
Genus PLC	371,117	12,547,589
Glencore PLC	55,098,784	325,227,985
Grafton Group PLC	1,196,001	13,044,845
Grainger PLC	4,113,555	13,368,874
Great Portland Estates PLC	1,313,370	8,805,835
Greatland Gold PLC(a)	23,761,660	2,400,943
Greggs PLC	583,866	20,736,531
GSK PLC	21,778,048	392,727,174
Gulf Keystone Petroleum Ltd.(b)	1,106,041	1,887,644
Haleon PLC	26,973,878	118,596,003
Halfords Group PLC	1,387,024	3,664,086
Halma PLC	2,037,912	59,269,385
Hammerson PLC	21,344,074	7,526,863
Harbour Energy PLC	2,239,611	6,967,002
Hargreaves Lansdown PLC	1,925,018	19,489,363
Hays PLC	8,308,691	11,920,092
Helical PLC	715,355	2,697,068
Helios Towers PLC(a)	3,907,750	5,107,882
Hikma Pharmaceuticals PLC	873,337	20,227,154
Hill & Smith PLC	436,965	7,559,317
Hiscox Ltd.	1,865,495	27,764,463
Hochschild Mining PLC	1,526,961	1,379,627
Home Reit PLC(c)	4,179,974	1,772,214
Howden Joinery Group PLC	2,983,624	25,719,964
HSBC Holdings PLC	106,934,181	770,711,664
Hunting PLC	1,002,813	2,949,068
Ibstock PLC(d)	2,465,141	5,257,419
IG Group Holdings PLC	2,103,580	19,419,238
IMI PLC	1,386,730	27,823,142
Impact Healthcare Reit PLC	1,702,667	2,097,031
Impax Asset Management Group PLC(b)	327,951	3,241,994
Imperial Brands PLC	4,786,967	118,496,978
Inchcape PLC	2,078,195	21,156,974
Indivior PLC, NVS(a)	727,802	13,969,253
Informa PLC	7,537,789	68,526,608
IntegraFin Holdings PLC	1,648,940	5,640,817
InterContinental Hotels Group PLC	958,158	65,879,778
Intermediate Capital Group PLC	1,564,946	25,696,189
International Distributions Services PLC	3,997,485	12,726,694
Intertek Group PLC	876,459	45,851,266

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Investec PLC	3,644,047	$20,313,880
IP Group PLC	5,288,208	3,741,674
ITM Power PLC(a)(b)	2,325,164	2,288,304
ITV PLC(b)	19,098,874	19,439,182
IWG PLC(a)	4,056,576	8,663,701
J D Wetherspoon PLC(a)	530,399	4,752,709
J Sainsbury PLC	9,146,885	31,785,472
JD Sports Fashion PLC	13,956,972	28,326,600
JET2 PLC	834,386	12,886,370
John Wood Group PLC(a)	3,645,284	10,343,405
Johnson Matthey PLC	964,604	23,829,271
Johnson Service Group PLC	2,290,806	3,500,829
JTC PLC(d)	714,619	7,128,680
Judges Scientific PLC	28,787	3,596,100
Jupiter Fund Management PLC	2,486,562	4,069,637
Just Group PLC	5,759,880	6,391,799
Kainos Group PLC	440,293	6,871,345
Kape Technologies PLC(a)	810,377	2,922,927
Keller Group PLC	465,414	3,907,193
Keywords Studios PLC	398,447	13,554,697
Kier Group PLC(a)	1,612,450	1,554,285
Kingfisher PLC(b)	10,112,012	32,774,004
Lancashire Holdings Ltd.	1,277,374	9,845,795
Land Securities Group PLC	3,752,992	31,847,250
Learning Technologies Group PLC	3,113,740	4,402,343
Legal & General Group PLC	31,578,016	93,171,623
Liontrust Asset Management PLC	307,995	3,335,457
Lloyds Banking Group PLC	358,757,056	217,952,318
London Stock Exchange Group PLC	2,025,376	212,650,849
LondonMetric Property PLC	4,929,945	11,956,345
LXI REIT PLC	7,843,040	10,402,915
M&G PLC	11,559,586	29,876,165
Man Group PLC/Jersey	7,010,340	20,049,347
Marks & Spencer Group PLC(a)	10,316,189	21,345,174
Marlowe PLC(a)	427,742	2,709,327
Marshalls PLC	1,356,036	5,122,821
Mediclinic International PLC	2,031,082	12,732,184
Melrose Industries PLC	7,147,889	36,819,440
Mitchells & Butlers PLC(a)	1,312,062	2,885,040
Mitie Group PLC	6,673,824	7,726,518
Mondi PLC	2,628,113	41,879,848
Moneysupermarket.com Group PLC	2,848,240	9,835,365
Moonpig Group PLC(a)	1,217,882	2,094,431
Morgan Advanced Materials PLC	1,941,214	7,504,514
Morgan Sindall Group PLC	187,878	4,007,232
National Express Group PLC	2,857,343	4,366,892
National Grid PLC	19,526,153	279,964,519
NatWest Group PLC, NVS	28,208,262	92,920,756
NCC Group PLC	1,249,180	1,686,080
Network International Holdings PLC(a)(d)	2,652,978	12,909,755
Next Fifteen Communications Group PLC	433,006	4,581,999
Next PLC	687,349	58,319,340
Ninety One PLC	2,233,776	5,084,018
NMC Health PLC, NVS(c)	475,795	6
Ocado Group PLC(a)	3,070,925	19,544,448
OSB Group PLC	2,210,148	13,838,491
Oxford Biomedica PLC(a)	352,167	1,921,768
Oxford Instruments PLC	292,248	10,137,004
Oxford Nanopore Technologies PLC(a)	1,765,512	5,094,068
Pagegroup PLC	1,829,882	10,443,019
Security	Shares	Value

United Kingdom (continued)
Pan African Resources PLC	8,909,631	$1,976,672
Pantheon Resources PLC(a)(b)	3,693,790	866,693
Paragon Banking Group PLC	1,561,208	9,859,294
Pearson PLC	3,358,011	37,360,498
Penno Group PLC	1,354,430	14,647,681
Persimmon PLC	1,778,848	29,439,399
Petrofac Ltd.(a)(b)	2,347,835	2,108,234
Pets at Home Group PLC	2,722,844	13,209,508
Phoenix Group Holdings PLC	4,108,228	30,608,568
Picton Property Income Ltd. (The)	1,135,218	1,089,361
Playtech PLC(a)	1,282,857	9,312,209
Plus500 Ltd.	539,869	11,296,701
Polar Capital Holdings PLC	353,718	2,173,777
Premier Foods PLC	2,957,515	4,660,940
Primary Health Properties PLC	6,974,730	9,356,201
Provident Financial PLC	1,277,044	3,611,082
PRS REIT PLC (The)	2,759,460	2,989,375
Prudential PLC	14,708,262	225,051,605
PZ Cussons PLC	1,754,447	4,420,828
QinetiQ Group PLC	3,231,453	15,099,203
Quilter PLC(d)	7,573,557	8,107,483
Rank Group PLC(a)	1,062,738	1,287,782
Rathbones Group PLC	302,064	7,428,608
Reach PLC	1,502,207	1,595,275
Reckitt Benckiser Group PLC	3,833,350	309,772,139
Redde Northgate PLC	1,496,537	7,071,708
Redrow PLC	1,528,301	9,963,886
Regional REIT Ltd.(d)	244,933	170,840
RELX PLC	10,273,861	342,311,595
Renewi PLC(a)	294,066	2,222,011
Renishaw PLC	206,443	9,364,189
Rentokil Initial PLC	13,598,922	108,264,495
Restore PLC	99,682	367,057
RHI Magnesita NV	140,164	3,983,978
Rightmove PLC	4,538,585	32,850,619
Rio Tinto PLC	5,990,393	380,823,431
Rolls-Royce Holdings PLC(a)	44,590,594	85,420,843
Rotork PLC	4,546,801	18,738,664
RS GROUP PLC	2,482,241	28,799,075
RWS Holdings PLC	1,650,154	5,284,123
S4 Capital PLC(a)	1,982,830	3,645,146
Safestore Holdings PLC	1,332,213	16,606,471
Sage Group PLC (The)	5,546,632	57,202,039
Savills PLC	901,220	10,910,134
Schroders PLC	4,792,481	29,353,495
Segro PLC	6,542,416	68,878,061
Serco Group PLC	6,469,860	12,367,249
Serica Energy PLC	1,073,692	3,209,276
Severn Trent PLC	1,347,296	49,625,742
Shell PLC	37,749,881	1,159,984,189
SIG PLC(a)	3,591,943	2,012,433
Sirius Real Estate Ltd.	5,829,257	5,901,029
Smart Metering Systems PLC	666,842	6,645,767
Smith & Nephew PLC	4,625,543	76,181,592
Smiths Group PLC	1,839,940	38,904,884
Softcat PLC	794,560	13,387,362
SolGold PLC(a)(b)	4,512,558	1,080,469
Spectris PLC	552,986	26,188,090
Spirax-Sarco Engineering PLC	387,846	54,197,609
Spire Healthcare Group PLC(a)(d)	1,018,186	2,923,899

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Spirent Communications PLC	3,492,172	$7,939,902
SSE PLC	5,782,910	133,429,996
SSP Group PLC(a)	4,258,362	13,796,677
St. James’s Place PLC	2,835,955	43,129,499
Standard Chartered PLC	13,004,947	103,039,913
SThree PLC	673,602	3,568,206
Supermarket Income Reit PLC	6,486,437	7,137,597
Synthomer PLC	1,983,865	2,989,247
Target Healthcare REIT PLC	3,278,019	3,180,371
Tate & Lyle PLC	2,174,812	22,300,179
Taylor Wimpey PLC	19,371,636	31,263,224
TBC Bank Group PLC	210,728	6,236,805
Team17 Group PLC(a)	559,148	2,543,808
Telecom Plus PLC	436,338	9,903,525
Tesco PLC	39,400,389	139,298,196
THG PLC(a)(b)	4,087,895	5,157,088
TI Fluid Systems PLC(d)	1,134,822	1,508,907
TORM PLC, Class A	190,930	5,976,018
TP ICAP Group PLC	4,452,855	9,519,012
Trainline PLC(a)(d)	2,529,940	7,929,680
Travis Perkins PLC	1,154,266	13,930,442
Tritax Big Box REIT PLC	10,074,515	19,683,138
Trustpilot Group PLC(a)(d)	1,190,588	1,321,982
Tullow Oil PLC(a)(b)	6,063,871	2,128,786
Tyman PLC	647,730	2,006,596
UK Commercial Property REIT Ltd.	1,576,022	1,063,988
Unilever PLC	13,568,921	755,546,425
UNITE Group PLC (The)	1,804,415	21,772,569
United Utilities Group PLC	3,716,386	50,485,122
Urban Logistics REIT PLC	2,477,011	4,401,760
Vesuvius PLC	1,236,365	6,310,433
Victoria PLC(a)(b)	481,776	3,154,510
Victrex PLC	461,838	9,759,138
Virgin Money UK PLC	6,858,740	13,480,153
Vistry Group PLC	1,845,617	18,191,891
Vodafone Group PLC	140,042,276	168,208,320
Volex PLC(b)	624,353	2,004,796
Volution Group PLC	806,286	4,391,643
Warehouse REIT PLC	1,352,355	1,859,332
Watches of Switzerland Group PLC(a)(d)	1,328,847	13,886,290
Weir Group PLC (The)	1,388,244	32,128,620
WH Smith PLC	729,602	14,472,446
Whitbread PLC	1,088,753	44,564,881
Wickes Group PLC	1,232,230	2,087,520
Wincanton PLC	650,838	1,758,573
Workspace Group PLC	749,101	4,494,401
WPP PLC	5,674,104	66,128,377
XP Power Ltd.(b)	99,973	2,782,950
Yellow Cake PLC(a)(d)	930,822	4,401,549
YouGov PLC	549,207	5,866,837
Young & Co’s Brewery PLC, Series A	115,233	1,658,179
		14,944,266,418
Total Common Stocks — 98.4%
(Cost: $89,731,923,500)		97,304,746,988
Security	Shares	Value

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	298,180	$31,694,967
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	613,454	76,816,045
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	59,530	3,349,956
Einhell Germany AG, Preference Shares, NVS	1,029	178,015
Fuchs Petrolub SE, Preference Shares, NVS	368,479	14,557,475
Henkel AG & Co. KGaA, Preference Shares, NVS	963,403	77,889,708
Jungheinrich AG, Preference Shares, NVS	283,811	11,000,442
Porsche Automobil Holding SE, Preference Shares, NVS	818,647	45,596,384
Sartorius AG, Preference Shares, NVS	129,705	50,414,943
Schaeffler AG, Preference Shares, NVS	534,564	3,883,327
Sixt SE, Preference Shares, NVS	80,094	6,381,282
STO SE & Co. KGaA, Preference Shares, NVS	9,178	1,789,080
Volkswagen AG, Preference Shares, NVS	999,991	136,548,523
		460,100,147
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	154,281	3,159,827

Total Preferred Stocks — 0.5%
(Cost: $489,787,783)		463,259,974

Rights

France — 0.0%
Mersen SA, (Expires 05/30/23, Strike Price Euro 28.00)(b)	131,688	213,929

Singapore — 0.0%
Keppel Infrastructure Trust, (Expires 05/17/23, Strike Price SGD 0.47)(b)	941,669	16,231

Spain — 0.0%
Faes Farma SA, (Expires 05/10/23)(a)(c)	2,109,041	283,523
Tecnicas Reunidas SA, (Expires 05/11/23, Strike Price Euro 6.15)(c)	223,837	240,973
		524,496

Total Rights — 0.0%
(Cost: $273,194)		754,656

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	53,565	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)	127,842	2

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	1,476,448	$16

Total Warrants — 0.0%
(Cost: $—)		18

Total Long-Term Investments — 98.9%
(Cost: $90,221,984,477)		97,768,761,636

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	730,163,405	730,382,454
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	7,080,000	7,080,000

Total Short-Term Securities — 0.8%
(Cost: $737,103,032)		737,462,454

Total Investments — 99.7%
(Cost: $90,959,087,509)		98,506,224,090

Other Assets Less Liabilities — 0.3%		322,439,172

Net Assets — 100.0%		$98,828,663,262

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$823,172,643	$—		$(93,234,873	)(a)	$157,463	$287,221	$730,382,454	730,163,405	$17,323,670	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,530,000	550,000	(a)	—		—	—	7,080,000	7,080,000	436,758		13
						$157,463	$287,221	$737,462,454		$17,760,428		$13

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,778	06/08/23	$269,432	$8,776,835
SPI 200 Index	1,076	06/15/23	131,241	3,738,774
Euro STOXX 50 Index	8,548	06/16/23	407,568	18,202,132

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
April 30, 2023

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	2,275	06/16/23	$224,807	$6,338,526
				$37,056,267

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,452,047,375	$95,844,996,358	$7,703,255	$97,304,746,988
Preferred Stocks	178,015	463,081,959	—	463,259,974
Rights	—	230,160	524,496	754,656
Warrants	—	2	16	18
Short-Term Securities
Money Market Funds	737,462,454	—	—	737,462,454
	$2,189,687,844	$96,308,308,479	$8,227,767	$98,506,224,090
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$37,056,267	$—	$37,056,267

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt